UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number (811-23474)

KKR Credit Opportunities Portfolio
(Exact name of registrant as specified in charter)

555 California Street, 50th Floor
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Lori Hoffman
KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, CA 94104
(Name and address of agent for service)

(415) 315-3620
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2024
Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

KKR Credit Opportunities Portfolio
Semi-Annual Report
April 30, 2024

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

The KKR Credit Opportunities Portfolio (the “Fund”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT is available on the Commission’s website at www.sec.gov.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent year ended June 30 will be available (i) without charge, upon request, by calling 855-862-6092; and (ii) on the Commission’s website at www.sec.gov.
INFORMATION ABOUT THE FUND’S TRUSTEES
The statement of additional information includes information about the Fund’s Trustees and is available without charge, upon request, by calling 855-862-6092 and by visiting the Commission’s website at www.sec.gov or the Fund’s website at kkrfunds.com/kcop.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Management’s Discussion of Fund Performance
Looking Back on the Markets — April 30, 2024

The experience for investors over the past 12 months within liquid credit markets has been a strong juxtaposition against what was observed during the sell-off of 2022. Both high yield bonds and bank loans have posted strong positive performance, returning +13.5% and +13.4%, respectively, as U.S. and European economies have proven to be much more resilient than expected, corporate fundamentals have broadly held up, and the U.S. Federal Reserve indicated a pause in rate hikes in the back half of 2023.

As we reflect on the past 12 months and think about key themes, we believe that we are seeing a consensus build in the markets: a hard landing is unlikely, either in the U.S. or Europe. Furthermore, inflation seems to have peaked, and interest rates are expected to move lower as a result. Yet, this consensus has not translated into broad conviction among credit investors about where and how to invest. Markets are in transition, with the most notable shift being the rebalancing between private and liquid credit markets. Private credit received an incredible amount of public attention in 2022 and 2023, but some of the enthusiasm may have been overwrought.

As we look prospectively and think about how this shapes our outlook, we have observed the following key themes and opportunities in broader credit markets:

1.Private credit has increased its durability and permanence as part of issuer’s financing toolkit as well as within investors’ asset allocations.
2.The ship has not sailed in liquid credit markets: despite strong performance in 2023, we believe investors can still attain high levels of income with limited risks of outright losses, plus the added benefit of immediate deployment. We believe dispersion is likely to increase, making strong individual and idiosyncratic credit selection increasingly important.
3.We are in a golden age of credit allocation: with the tremendous growth of private credit plus credit still screening attractive compared to other broader asset classes, investors have a broad and wide tool set to capitalize on the current market backdrop.

Our strong independent outlooks for both public and private credit do not require that one “win” at the other’s expense, but rather, their unique characteristics underpin the view that each has its place in a healthy, functioning borrowing system. As investors have recognized the benefits of quick deployment into public credit, demand has grown and issuance has accelerated in Q1 2024, led by high yield and leveraged loan refinancing activity. Yet despite this reopening of the capital markets, private markets continue to prevail in certain parts of the capital structure – for example, in junior debt where pricing is more competitive, and capital is more readily available. Overall, we believe this vintage of new deals will be attractive and that taking advantage of new issuances across private credit and public credit will lead to differentiated outcomes, particularly if lenders are able to expand the new-issue premium. This is most evident in high yield bonds, private junior debt, and other subordinated capital solutions.

In short, these observations together underscore our position that it will remain a good time to be a lender. We worry that investors who take a hyper-granular focus toward entry points, interest rate moves, and the path forward for the economy may fail to deploy capital at all, a mistake which stung many who sat on the sidelines in 2023. As the credit asset class has matured, investors now have a wider range of options to build diversified credit portfolios spanning corporate/non-corporate exposures across different regions and levels of risk. Adding to the breadth of accessible strategies an environment of higher-for-longer interest rates and rising dispersion, we believe it’s a good time to be a credit investor and the opportunity continues to remain ripe in both public, traded credit and private credit markets.
Traded Credit Markets

As we look at the opportunity in traded credit today, we note a meaningful evolution in credit markets over the last six months in which spreads have tightened, leading investors to question if they missed the boat. Despite the recent strong performance for credit, we believe the ship has not sailed on the opportunity as we still believe investors can attain high levels of income with limited risks of outright losses while also benefiting from immediate capital deployment relative to less liquid strategies. We also see a likelihood of increased credit dispersion creating a more attractive environment for credit pickers. Overall, we view the opportunity in traded credit markets as highly compelling and still see an attractive point of entry for credit with conviction in flexible mandates able to pick winners and losers across high yield bond, loan, and CLO markets.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

As we think about the current opportunity set, investors should remind themselves that liquid credit can generate income both through spreads and base rates, especially following the years-long period of near-zero interest rates. While spreads are on the tighter end of historical ranges, elevated base rates can still provide attractive nominal income while also providing a substantial buffer against price declines. In fact, going back to 1999, U.S. leveraged loans have seen only three years of negative total returns (2008, 2015, and 2022), highlighting the efficacy of interest income dampening the impacts of negative price returns. This same dynamic can be found in the high yield bond market, albeit to a lesser extent, though high yield bond investors can benefit from upside convexity should base rates fall.

Another important dynamic at play in liquid credit is the ability for immediate capital deployment relative to less liquid strategies. As many investors experienced last year, time spent under-allocated, or out of the market, can lead to painful underperformance. While perfectly timing entry and exit points can be enticing, time spent in credit markets becomes a powerful driver of return in higher interest rate regimes, especially as we expect that rates will remain elevated for the foreseeable future.

Finally, as we look prospectively, we also see a strong probability of increased dispersion among issuers and assets within leveraged credit markets. In a higher-for-longer rate environment in which elevated rates put pressure on corporate earnings, we believe that dispersion between winners and losers could rise within the market and create greater opportunity for credit-pickers to drive out performance through idiosyncratic risk-taking. In 2023, we saw this at play as the impacts of higher rates and slowing demand saw disparate outcomes for borrowers. Borrowers with pricing power were able to pass along rising costs to consumers while those who did not, or could not, do the same were punished in markets. As our Leveraged Credit team has full coverage of lending markets, we are flexible and can trade actively into the markets where we perceive the greatest value.

All of the above being said, we believe that our flexible mandate bolsters our ability to toggle between asset classes should the outlook on rates or spreads change and, considering the ongoing volatility particularly in rate markets, this flexibility could be an important differentiator relative to other leveraged credit exposures.
Private Credit Markets

Credit markets have changed in fundamental ways over the last 15 years—shifting corporate borrowing away from syndicated markets and towards private credit. Banks began shrinking the scope of their lending activity after the 2008 global financial crisis, and the pullback has continued post-COVID and in the face of the U.S. regional banking scare in March 2023. As a result of the most recent retrenchment, the loan syndication machine broke down, conditions for high yield issuance became unpredictable, and the IPO well ran dry. What was left? Private credit, which has steadily taken share from syndicated markets and moved out of the realm of the middle-market to become a viable means for financing larger deals. Meanwhile, more recently, private asset-based finance strategies have seen a growing number of attractive opportunities to lend against portfolios of high-quality assets as regional banks have started to look to shed portfolios of loans or exit from lending against certain assets. As private lending continues to afford more flexibility and certainty to borrowers and sponsors, it has become a mainstay source of financing. We see this coexisting with syndicated markets as they reopen and begin to normalize. Finally, we expect that private lenders should benefit from overall growth in the market due to increased transaction activity, and we are optimistic for a strong vintage in 2024 and 2025.

On the demand side, we see a trend in which private credit is becoming a more permanent allocation for investors. Typically, we have seen the core allocations within private credit take on the role of an income strategy that can be supplemented by opportunistic, higher-yielding corporate lending strategies or private strategies that are uncorrelated to developed market corporate risk, such as asset-based strategies. It’s also important to consider that private equity funds hold more than $2 trillion of dry powder and will need both public and private credit to finance deals. Indeed, we believe that the pace of growth in private credit is sustainable, but it need not usurp liquid credit’s traditional role. We see them working more in tandem, even in the same deal at different points in the capital structure.

Private Corporate Direct Lending

The rising rate/inflationary environment that persisted in 2023 caused syndicated capital markets to largely pause amid growing uncertainty from issuers, which provided an opportunity for private lenders to step in to bring deals to market. This dynamic has shifted in the last quarter as syndicated markets have opened back up, but we are still seeing appetite from issuers to seek private deals that offer more certainty, customization and have a longer-term orientation. We have invested heavily into our team and platform over the last few years and are confident in our ability to maintain our origination volume and network in an increasingly competitive market.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Private Asset-Based Finance

Private asset-based finance is a large asset class that reaches across many different segments of the economy. Disintermediation in the banking sector has been expansionary for the asset class since the 2008 global financial crisis, and more recently the regional banking dislocation in the U.S. has provided unique opportunities to be a private provider of capital as they look to sell portfolios of assets to shore up liquidity. As we continue, we have sought to diligence funding originators with long track records and in sectors where we are more favorably biased – namely, lending to more prime borrower segments and on a collateralized basis. We also prefer secured risk over unsecured and have found opportunities across diverse collateral such as auto loans, mortgages, and equipment leasing. Finally, we also favor real assets which can provide a natural hedge in today’s high inflationary environment.
Fund Description & Performance

KKR Credit Opportunities Portfolio (“KCOP” or the “Fund”) is a diversified, closed-end management investment company that continuously offers its shares and is operated as an “interval fund.” The Fund’s investment objective is to seek to provide attractive risk-adjusted returns and high current income. The Fund seeks to achieve its investment objectives by investing in a select portfolio with exposure to two primary credit strategies:

a.Opportunistic Credit, a conviction-based approach investing in a portfolio consisting primarily of publicly traded high yield bonds, first and second lien secured bank loans and structured credit (e.g., collateralized loan obligations (“CLOs”) and mezzanine debt); and
b.Private Credit, which includes directly originated hard and financial asset-based lending, corporate mezzanine debt, as well as directly originated first lien, second lien and unitranche senior loans to primarily upper middle-market companies.

The Fund expects, under normal circumstances, to invest 70-80% of its Managed Assets in the Opportunistic Credit strategy and 20-30% of its Managed Assets in the Private Credit strategy, though the Fund’s allocation in investments could vary from these guidelines at any time in the Fund’s discretion. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

With respect to performance, 2023 was a banner year for the Fund which recorded its strongest calendar year return since inception. This momentum continued into 2024 on both an absolute basis and relative to broader leveraged credit markets. For the 12-month period ended April 30, 2024, the Fund’s total return, net of fees and inclusive of dividends, was as follows for each share class: 16.36% (Class I), 16.18% (Class D), 15.56% (Class U), 15.56% (Class T – No Sales Load) and 13.25% (Class T – With Sales Load). By comparison, high yield (as measured by the Bank of America Merrill Lynch High Yield Master II Index) returned 8.90% and leveraged loans (as measured by the Morningstar LSTA US Leveraged Loan Index) returned 11.97%.

Looking at the trailing 12-month period, performance is derived, in part, from the health of the underlying markets in which the Fund invests. Importantly, risk assets, and notably the leveraged credit markets, were strong on the back of renewed investor confidence as developed economies proved resilient and corporate balance sheets broadly held up. We also note the Fund’s use of leverage which has amplified returns in periods of positive performance and diluted returns in periods of negative performance. Over longer horizons, we believe leverage adds substantial value to the Fund, as reflected in the portfolio’s yield profile.

Diving into the Fund’s performance drivers, positions within the services, leisure, and healthcare sectors were the top contributors during the period. On an asset class basis, leveraged loan and high yield bond positions were the strongest performers followed by structured credit, convertible bonds, and finally private credit. Performance was positive across all rating cohorts including non-rated positions. Notably strong was the selection of lower-rated names in the Not Rated and CCC-rated cohort of the market which, in aggregate, comprised ~84.0% of the portfolio on average.

KCOP’s investments represented obligations and equity interests in 492 positions across a diverse group of industries. The top ten issuers represented 23.1% of the Fund’s portfolio value while the top ten industries represented 60.9% of the Fund’s portfolio value.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

The Fund’s portfolio is comprised of the following:

Investments in securities	% of net assets as of April 30, 2024

Leveraged Loans	58.39%
High Yield Securities	52.22%
Asset Backed Securities	10.46%
Equity and Other Investments	3.43%
Total investments in securities	124.50%

Business Updates

We thank you for your partnership and continued investment in KCOP. We look forward to continued communications and will keep you apprised of the progress of KCOP specifically and the leveraged finance marketplace generally. Fund information is available on our website at kkrfunds.com/kcop.

Disclosures

The Bank of America Merrill Lynch High Yield Master II Index is a market-value weighted index of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market. “Yankee” bonds (debt of foreign issuers issued in the US domestic market) are included in the Bank of America Merrill Lynch High Yield Master II Index provided that the issuer is domiciled in a country having investment grade foreign currency long-term debt rating. Qualifying bonds must have maturities of one year or more, a fixed coupon schedule and minimum outstanding of US$100.0 million. In addition, issues having a credit rating lower than BBB3, but not in default, are also included.

The Morningstar LSTA US Leveraged Loan Index is a market value-weighted index designed to measure the performance of the US leveraged loan market based upon market weightings, spreads and interest payments. The index was rolled out in 2000, and it was backloaded with four years of data dating to 1997.

It is not possible to invest directly in an index.

Past performance is not an indication of future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, expense limitations and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. An investment in the Fund involves risk, including the risk of loss of principal. For a discussion of the Fund’s risks, see Risk Considerations, Note 3 to the financial statements. Call 855-330-3927 or visit www.kkrfunds.com/kcop for performance results current to the most recent calendar quarter-end.

Must be preceded or accompanied by a prospectus.

An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. Investments in income securities may be affected by changes in the creditworthiness of the issuer and are subject to the risk of non–payment of principal and interest. The value of income securities also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. Borrowing to increase investments (leverage) will exaggerate the effect of any increase or decrease in the value of Fund investments. Investments rated below investment grade (typically referred to as “junk”) are generally subject to greater price volatility and illiquidity than higher rated investments. As interest rates rise, the value of certain income investments is likely to decline. Senior loans are subject to prepayment risk. Investments in foreign instruments or currencies can involve greater risk and volatility than US investments because of adverse market economic, political, regulatory, geopolitical or other conditions. Changes in the value of investments entered for hedging purposes may not match those of the position being hedged. The Fund may engage in other investment practices that may involve additional risks.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Schedule of Investments
(Stated in United States Dollars, unless otherwise noted)
(in thousands, except share data)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 58.39%

Aerospace & Defense - 0.76%
Altitude II IRL WH Borrower DAC	Revolver 1L 05/23	SOFR + 10.00%	1/12/2030	USD	41	$20	(b) (g)
Amentum Services Inc	TL 2L B 12/21	SOFR + 7.50%	2/15/2030	USD	2,743	2,767
Arcfield Acquisition Corp	Revolver 1L 03/22	SOFR + 6.25%	8/4/2028	USD	144	—	(a) (b) (g)
Arcfield Acquisition Corp	TL 1L 03/22	SOFR + 6.25%	8/3/2029	USD	974	993	(a) (b)
Ultra Electronics Holdings Ltd	TL 1L B 11/21	SOFR + 3.50%	8/3/2029	USD	131	129
Ultra Electronics Holdings Ltd	TL 1L B 11/21	EURIBOR + 3.25%	8/6/2029	EUR	104	111
Vertex Aerospace Services Corp	TL 1L B 12/21	SOFR + 3.25%	12/6/2028	USD	1,528	1,536

Agricultural Products & Services - 0.05%
Bloom Fresh International Limited	TL 1L B1 07/23	SOFR + 5.50%	8/9/2030	USD	275	276	(b)
Bloom Fresh International Limited	TL 1L B2 08/23	EURIBOR + 5.50%	8/9/2030	EUR	61	66	(b)

Air Freight & Logistics - 1.06%
CSafe Global	Revolver 1L 03/24	SOFR + 5.75%	3/8/2029	USD	36	—	(a) (b) (g)
CSafe Global	TL 1L 03/24	SONIA + 5.75%	12/14/2028	GBP	49	61	(a) (b)
CSafe Global	TL 1L 03/24	SOFR + 5.75%	12/14/2028	USD	349	350	(a) (b)
CSafe Global	TL 1L DD 03/24	SOFR + 5.75%	12/14/2028	USD	15	—	(a) (b) (g)
Envirotainer Ltd	TL 1L B1 07/22	EURIBOR + 5.75%	7/30/2029	EUR	4,740	4,996	(a) (b)
Envirotainer Ltd	TL 1L B2 07/22	SOFR + 5.75%	7/30/2029	USD	2,412	2,383	(a) (b)
Envirotainer Ltd	TL 1L DD 07/22	EURIBOR + 5.75%	7/30/2029	EUR	865	(11)	(a) (b) (g)

Alternative Carriers - 1.18%
Level 3 Financing Inc	TL 1L B1 03/24	SOFR + 6.56%	4/15/2029	USD	4,385	4,320
Level 3 Financing Inc	TL 1L B2 03/24	SOFR + 6.56%	4/15/2030	USD	4,425	4,346

Apparel, Accessories & Luxury Goods - 2.67%
Varsity Brands Inc	TL 1L 02/23	SOFR + 5.00%	12/15/2026	USD	19,438	19,577

Application Software - 4.85%
Community Brands Inc	Revolver 1L 02/22	SOFR + 5.50%	2/24/2028	USD	61	—	(a) (b) (g)
Community Brands Inc	TL 1L 02/22	SOFR + 5.50%	2/24/2028	USD	1,010	1,009	(a) (b)
Follett Software Co	Revolver 1L 08/21	SOFR + 5.75%	8/31/2027	USD	136	—	(a) (b) (g)
Follett Software Co	TL 1L 08/21	SOFR + 5.75%	8/31/2028	USD	1,515	1,515	(a) (b)
Granicus Inc	Revolver 1L 01/24	SOFR + 5.25%	1/17/2031	USD	23	1	(a) (b) (g)
Granicus Inc	TL 1L 01/24	2.25% PIK, SOFR + 3.50%	1/17/2031	USD	162	162	(a) (b) (d)
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Granicus Inc	TL 1L DD 01/24	2.25% PIK, SOFR + 3.50%	1/17/2031	USD	24	$—	(a) (b) (d) (g)
Med-Metrix	Revolver 1L 09/21	SOFR + 5.50%	9/15/2027	USD	159	—	(a) (b) (g)
Med-Metrix	TL 1L 09/21	SOFR + 5.50%	9/15/2027	USD	1,239	1,239	(a) (b)
Med-Metrix	TL 1L DD 09/21	SOFR + 5.50%	9/15/2027	USD	630	398	(a) (b) (g)
SAMBA Safety Inc	Revolver 1L 09/21	SOFR + 5.25%	9/1/2027	USD	42	3	(a) (b) (g)
SAMBA Safety Inc	TL 1L 09/21	SOFR + 5.25%	9/1/2027	USD	563	563	(a) (b)
Solera LLC	TL 2L 06/21 PIK Toggle	SOFR + 9.00%	6/4/2029	USD	17,315	17,315	(b)
TIBCO Software Inc	TL 1L B 09/22	SOFR + 4.50%	3/30/2029	USD	13,173	13,193
Virgin Pulse Inc	TL 1L 11/23 PIK	3.00% PIK, SOFR + 3.25%	11/8/2029	USD	216	220	(b) (d)

Asset Management & Custody Banks - 0.02%
Rockefeller Capital Management LP	TL 1L 04/24	SOFR + 5.00%	4/4/2031	USD	171	169	(a) (b)

Automotive Parts & Equipment - 1.28%
Innovative XCessories & Services LLC	TL 1L 02/20	SOFR + 4.25%	3/5/2027	USD	6,651	6,264
Parts Authority Inc	TL 1L 10/20	SOFR + 3.75%	10/28/2027	USD	1,256	1,171
Wheel Pros Inc	TL 1L 09/23	SOFR + 8.88%	2/10/2028	USD	902	980
Wheel Pros Inc	TL 1L 09/23	SOFR + 4.50%	5/11/2028	USD	1,213	936

Broadcasting - 2.58%
NEP Broadcasting LLC	TL 1L 12/23	1.50% PIK, SOFR + 8.25%	6/1/2026	USD	152	155	(b) (d)
NEP Broadcasting LLC	TL 1L B 12/23	1.50% PIK, EURIBOR + 3.50%	8/19/2026	EUR	4,468	4,449	(d)
NEP Broadcasting LLC	TL 1L B 12/23	1.50% PIK, SOFR + 3.25%	8/19/2026	USD	2,479	2,350	(d)
NEP Broadcasting LLC	TL 2L 09/18	SOFR + 7.00%	10/19/2026	USD	14,698	11,994

Broadline Retail - 0.04%
Belk Inc	TL 1L 02/21	PRIME + 6.50%	7/31/2025	USD	53	49	(a)
Belk Inc	TL 1L EXIT 02/21 PIK Toggle		7/31/2025	USD	990	214	(a) (e)

Building Products - 0.26%
DiversiTech Holdings Inc	TL 2L B 12/21	SOFR + 6.75%	12/21/2029	USD	1,945	1,896

Cable & Satellite - 1.31%
Astound Broadband (RCN/Radiate)	TL 1L B 10/21	SOFR + 3.25%	9/25/2026	USD	10,001	8,086	(a)
Virgin Media Inc	TL 1L 09/19	SOFR + 2.50%	1/31/2028	USD	1,564	1,538

Cargo Ground Transportation - 0.03%
Lazer Logistics Inc	Revolver 1L 05/23	SOFR + 6.25%	5/4/2029	USD	24	3	(a) (b) (g)
Lazer Logistics Inc	TL 1L 11/23	SOFR + 5.50%	5/4/2030	USD	4	4	(a) (b)
Lazer Logistics Inc	TL 1L B 05/23	SOFR + 6.25%	5/4/2030	USD	197	199	(a) (b)
Lazer Logistics Inc	TL 1L DD 05/23	SOFR + 6.25%	5/4/2030	USD	30	30	(a) (b)
Lazer Logistics Inc	TL 1L DD 11/23	SOFR + 5.50%	5/6/2030	USD	18	7	(a) (b) (g)

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Casinos & Gaming - 0.09%
Entain PLC	TL 1L B2 10/22	SOFR + 3.50%	10/31/2029	USD	632	$634

Commercial Printing - 0.72%
Multi-Color Corp	TL 1L B 10/21	EURIBOR + 5.00%	10/29/2028	EUR	5,215	5,315

Commodity Chemicals - 2.21%
Plaskolite, LLC	TL 1L 04/21	SOFR + 4.00%	12/15/2025	USD	16,600	16,247

Construction & Engineering - 1.19%
Brand Energy & Infrastructure Services Inc	TL 1L B 04/24	SOFR + 4.50%	8/1/2030	USD	3,337	3,353
USIC Holdings Inc	TL 2L 05/21	SOFR + 6.50%	5/14/2029	USD	5,396	5,409

Construction Machinery & Heavy Transportation Equipment - 0.83%
Accuride Corp	TL 1L B 07/23	1.62% PIK, SOFR + 5.25%	5/18/2026	USD	7,599	5,962	(a) (d)
Shaw Development LLC	TL 1L 10/23	SOFR + 6.00%	10/30/2029	USD	149	151	(a) (b)
Shaw Development LLC	TL 1L DD 10/23	SOFR + 6.00%	10/30/2029	USD	18	—	(a) (b) (g)

Data Processing & Outsourced Services - 2.37%
Encora Digital LLC	TL 1L 12/21 PIK Toggle	SOFR + 5.08%	12/20/2028	USD	1,652	1,652	(a) (b)
Encora Digital LLC	TL 1L 12/21 PIK	9.75% PIK	12/13/2029	USD	531	516	(a) (b) (d)
Encora Digital LLC	TL 1L DD 12/21	SOFR + 5.08%	12/20/2028	USD	398	398	(a) (b)
West Corp	TL 1L B3 01/23	SOFR + 4.00%	4/10/2027	USD	15,152	14,860

Diversified Metals & Mining - 0.02%
Foresight Energy LLC	TL 1L A 06/20	SOFR + 8.00%	6/30/2027	USD	120	120	(a) (b)

Diversified Support Services - 0.23%
Apex Service Partners LLC	Revolver 1L 10/23	SOFR + 6.50%	10/24/2029	USD	26	10	(a) (b) (g)
Apex Service Partners LLC	TL 1L 10/23	2.00% PIK, SOFR + 5.00%	10/24/2030	USD	300	304	(a) (b) (d)
Apex Service Partners LLC	TL 1L DD 10/23	SOFR + 7.00%	10/24/2030	USD	77	52	(a) (b) (d) (g)
Apex Service Partners LLC	TL Unsec 10/23 PIK	14.25% PIK	4/23/2031	USD	69	67	(a) (b) (d)
Apex Service Partners LLC	TL Unsec DD 10/23 PIK	14.25% PIK	4/23/2031	USD	33	33	(a) (b) (d)
Integrated Power Services LLC	TL 2L 02/24	SOFR + 7.50%	11/22/2029	USD	483	477	(a) (b)
Magna Legal Services LLC	Revolver 1L 11/22	SOFR + 6.50%	11/22/2028	USD	27	—	(a) (b) (g)
Magna Legal Services LLC	TL 1L 11/22	SOFR + 6.50%	11/22/2029	USD	229	233	(a) (b)
Magna Legal Services LLC	TL 1L DD 11/22	SOFR + 6.50%	11/22/2029	USD	64	65	(a) (b)
Magna Legal Services LLC	TL 1L DD 12/23	SOFR + 6.00%	11/21/2029	USD	13	2	(a) (b) (g)
Trescal SA	TL 1L B1 05/23	EURIBOR + 5.50%	4/29/2030	EUR	197	206	(a) (b)
Trescal SA	TL 1L B2 04/23	SOFR + 5.50%	4/29/2030	USD	216	211	(a) (b)
Trescal SA	TL 1L DD 05/23	EURIBOR + 5.50%	4/29/2030	EUR	114	52	(a) (b) (g)

Electrical Components & Equipment - 0.06%
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Clarience Technologies LLC	Revolver 1L 02/24	SOFR + 5.75%	2/13/2030	USD	45	$1	(a) (b) (g)
Clarience Technologies LLC	TL 1L 02/24	SOFR + 5.75%	2/13/2031	USD	419	416	(a) (b)
Clarience Technologies LLC	TL 1L DD 02/24	SOFR + 5.75%	2/13/2031	USD	45	—	(a) (b) (g)

Electronic Components - 0.29%
CommScope Inc	TL 1L B2 01/19	SOFR + 3.25%	4/6/2026	USD	2,382	2,106	(a)

Electronic Equipment & Instruments - 0.57%
Excelitas Technologies Corp	Revolver 1L 08/22	SOFR + 5.25%	8/12/2028	USD	352	49	(a) (b) (g)
Excelitas Technologies Corp	TL 1L 08/22	SOFR + 5.75%	8/12/2029	USD	3,442	3,477	(a) (b)
Excelitas Technologies Corp	TL 1L 08/22	EURIBOR + 5.25%	8/12/2029	EUR	595	641	(a) (b)
Excelitas Technologies Corp	TL 1L DD 08/22	SOFR + 5.75%	8/12/2029	USD	117	1	(a) (b) (g)

Environmental & Facilities Services - 1.53%
48Forty Solutions LLC	Revolver 1L 03/22	SOFR + 6.00%	11/30/2026	USD	610	394	(a) (b) (g)
48Forty Solutions LLC	TL 1L 02/22	SOFR + 6.00%	11/30/2026	USD	4,466	4,224	(a) (b)
48Forty Solutions LLC	TL 1L 03/22	SOFR + 6.00%	11/30/2026	USD	3,117	2,948	(a) (b)
Brock Group LLC/The	TL 1L B 04/24	SOFR + 6.00%	4/26/2030	USD	3,495	3,497
Heritage Environmental Services Inc	Revolver 1L 01/24	SOFR + 5.50%	1/31/2030	USD	23	—	(a) (b) (g)
Heritage Environmental Services Inc	TL 1L 01/24	SOFR + 5.50%	1/31/2031	USD	167	167	(a) (b)

Food Distributors - 0.12%
Lipari Foods LLC	TL 1L 10/22	SOFR + 6.50%	10/31/2028	USD	763	756	(b)
Lipari Foods LLC	TL 1L DD 10/22	SOFR + 6.50%	10/31/2028	USD	219	96	(b) (g)

Health Care Equipment - 3.34%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	4.00% PIK, SOFR + 5.50%	6/1/2025	USD	20,741	19,868	(a) (d)
Drive DeVilbiss Healthcare LLC	TL 1L 09/22 PIK	9.00% PIK, SOFR + 1.00%	6/1/2025	USD	2,944	2,944	(a) (b) (d)
PartsSource Inc	Revolver 1L 10/21	SOFR + 5.75%	8/21/2026	USD	87	46	(a) (b) (g)
PartsSource Inc	TL 1L 10/21	SOFR + 5.75%	8/23/2028	USD	1,306	1,306	(a) (b)
PartsSource Inc	TL 1L DD 08/21	SOFR + 5.75%	8/23/2028	USD	96	96	(a) (b)
PartsSource Inc	TL 1L DD 10/23	SOFR + 5.86%	8/23/2028	USD	368	17	(a) (b)
Zeus Industrial Products Inc	Revolver 1L 02/24	SOFR + 5.50%	2/28/2030	USD	36	—	(a) (b) (g)
Zeus Industrial Products Inc	TL 1L 02/24	SOFR + 5.50%	2/28/2031	USD	261	259	(a) (b)
Zeus Industrial Products Inc	TL 1L DD 02/24	SOFR + 5.50%	2/28/2031	USD	48	—	(a) (b) (g)

Health Care Facilities - 1.63%
Lakefield Veterinary Group	TL 1L 11/21	SOFR + 5.50%	11/23/2028	USD	2,172	2,163	(b)
Lakefield Veterinary Group	TL 1L DD 11/21	SOFR + 5.50%	11/23/2028	USD	763	760	(b)
ScionHealth	TL 1L B 12/21	SOFR + 5.25%	12/23/2028	USD	2,403	1,005
VetCor Professional Practices LLC	Revolver 1L 08/22	SOFR + 5.75%	8/31/2029	USD	573	—	(b) (g)
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
VetCor Professional Practices LLC	TL 1L B 08/22	SOFR + 5.75%	8/31/2029	USD	7,927	$8,006	(b)

Health Care Services - 1.43%
Affordable Care Inc	Revolver 1L 08/21	SOFR + 5.50%	8/2/2027	USD	177	27	(a) (b) (g)
Affordable Care Inc	TL 1L 08/21 PIK	SOFR + 5.50%	8/2/2028	USD	1,576	1,576	(a) (b)
Affordable Care Inc	TL 1L DD 08/21	SOFR + 5.50%	8/2/2028	USD	283	283	(a) (b)
Affordable Care Inc	TL 1L DD 08/23	SOFR + 5.50%	8/2/2028	USD	313	155	(a) (b) (g)
American Vision Partners	Revolver 1L 09/21	SOFR + 6.00%	9/30/2026	USD	158	53	(a) (b) (g)
American Vision Partners	TL 1L 09/21	SOFR + 6.00%	9/30/2027	USD	1,881	1,832	(a) (b)
American Vision Partners	TL 1L DD 09/21	SOFR + 6.00%	9/30/2027	USD	777	757	(a) (b)
Amerivet Partners Management Inc	Revolver 1L 02/22	SOFR + 5.25%	2/25/2028	USD	197	—	(a) (b) (g)
Amerivet Partners Management Inc	TL 1L 02/22	SOFR + 5.25%	2/25/2028	USD	1,149	1,147	(a) (b)
Amerivet Partners Management Inc	TL 1L DD 02/22	SOFR + 5.25%	2/25/2028	USD	70	70	(a) (b)
Amerivet Partners Management Inc	TL 1L DD 11/22	SOFR + 5.25%	2/25/2028	USD	533	531	(a) (b)
CHG Healthcare Services Inc	TL 1L 09/21	SOFR + 3.25%	9/29/2028	USD	1,495	1,500
MB2 Dental Solutions LLC	Revolver 1L 02/24	SOFR + 6.00%	2/13/2031	USD	21	—	(a) (b) (g)
MB2 Dental Solutions LLC	TL 1L 02/24	SOFR + 6.00%	2/13/2031	USD	306	304	(a) (b)
MB2 Dental Solutions LLC	TL 1L DD 1 02/24	SOFR + 6.00%	2/13/2031	USD	106	(1)	(a) (b) (g)
MB2 Dental Solutions LLC	TL 1L DD 2 02/24	SOFR + 6.00%	2/13/2031	USD	64	—	(a) (b) (g)
Novotech Pty Ltd	TL 1L B1 07/23	SOFR + 5.25%	1/13/2028	USD	1,089	1,089	(a) (b)
Novotech Pty Ltd	TL 1L B2 01/22	SOFR + 5.25%	1/13/2028	USD	1,145	1,145	(a) (b)
Novotech Pty Ltd	TL 1L DD 01/22	SOFR + 5.25%	1/13/2028	USD	266	—	(a) (b) (g)

Health Care Technology - 0.31%
athenahealth Inc	TL 1L 01/22	SOFR + 3.25%	2/15/2029	USD	329	329
GoodRx Inc	TL 1L 10/18	SOFR + 2.75%	10/10/2025	USD	1,943	1,945

Hotels, Resorts & Cruise Lines - 0.53%
Highgate Hotels Inc	Revolver 1L 11/23	SOFR + 5.50%	11/5/2029	USD	13	5	(a) (b) (g)
Highgate Hotels Inc	TL 1L 11/23	SOFR + 5.50%	11/5/2029	USD	106	106	(a) (b)
Hilton Grand Vacations Inc	TL 1L B 01/24	SOFR + 2.75%	1/17/2031	USD	732	734
Playa Resorts Holding BV	TL 1L B 11/22	SOFR + 3.25%	1/5/2029	USD	2,147	2,158
Travel + Leisure Co	TL 1L B1 12/23	SOFR + 3.25%	12/14/2029	USD	877	880

Human Resource & Employment Services - 2.16%
Insight Global LLC	Revolver 1L 09/21	SOFR + 6.00%	9/22/2027	USD	428	48	(a) (b) (g)
Insight Global LLC	TL 1L 02/22	SOFR + 6.00%	9/22/2028	USD	1,030	1,030	(a) (b)
Insight Global LLC	TL 1L 09/21	SOFR + 6.00%	9/22/2028	USD	5,320	5,320	(a) (b)
Oxford Global Resources LLC	Revolver 1L 08/21	SOFR + 6.00%	8/17/2027	USD	129	—	(a) (b) (g)
Oxford Global Resources LLC	TL 1L 06/22	SOFR + 6.00%	8/17/2027	USD	6,528	6,528	(a) (b)
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Oxford Global Resources LLC	TL 1L 08/21	SOFR + 6.00%	8/17/2027	USD	1,457	$1,457	(a) (b)
Oxford Global Resources LLC	TL 1L DD 08/21	SOFR + 6.00%	8/17/2027	USD	122	122	(a) (b)
SIRVA Worldwide Inc	TL 1L 03/24	SOFR + 8.00%	3/6/2026	USD	129	123	(a) (b)
SIRVA Worldwide Inc	TL 1L 07/18	SOFR + 5.50%	8/4/2025	USD	1,560	1,129	(a)
SIRVA Worldwide Inc	TL 1L DD 03/24	SOFR + 8.00%	3/6/2026	USD	134	65	(a) (b) (g)
SIRVA Worldwide Inc	TL 2L 07/18		8/3/2026	USD	61	32	(a) (e)

Industrial Machinery & Supplies & Components - 1.38%
Chart Industries Inc	TL 1L B 09/23	SOFR + 3.25%	3/15/2030	USD	2,165	2,176
Consilium Safety Group AB	TL 1L B 04/24	EURIBOR + 6.00%	4/7/2031	EUR	223	232	(b)
Consilium Safety Group AB	TL 1L B 04/24	SOFR + 6.00%	4/7/2031	USD	108	106	(b)
Consilium Safety Group AB	TL 1L DD 04/24	EURIBOR + 6.00%	4/7/2031	EUR	65	(1)	(b) (g)
Engineered Machinery Holdings Inc	TL 2L 08/21	SOFR + 6.00%	5/21/2029	USD	298	297
ProMach Group Inc	TL 1L B 08/21	SOFR + 3.75%	8/31/2028	USD	902	907
SPX FLOW Inc	TL 1L B 03/22	SOFR + 4.50%	4/5/2029	USD	3,141	3,163
Time Manufacturing Co	Revolver 1L 12/21	SOFR + 6.50%	12/1/2027	USD	154	112	(a) (b) (g)
Time Manufacturing Co	TL 1L 06/22	EURIBOR + 6.50%	12/1/2027	EUR	370	374	(a) (b)
Time Manufacturing Co	TL 1L 12/21	SOFR + 6.50%	12/1/2027	USD	917	868	(a) (b)
Time Manufacturing Co	TL 1L 12/21	EURIBOR + 6.50%	12/1/2027	EUR	591	597	(a) (b)
WireCo WorldGroup Inc	TL 1L B 12/23	SOFR + 3.75%	11/13/2028	USD	1,287	1,294

Insurance Brokers - 3.28%
Alera Group Intermediate Holdings Inc	TL 1L 09/21	SOFR + 5.25%	10/2/2028	USD	647	649	(a) (b)
Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	SOFR + 5.25%	10/2/2028	USD	184	184	(a) (b)
Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	SOFR + 5.25%	10/2/2028	USD	532	533	(a) (b)
Ardonagh Group Ltd/The	TL 1L B1 02/24	SOFR + 4.75%	2/17/2031	USD	267	264	(a) (b)
Ardonagh Group Ltd/The	TL 1L DD B2 02/24	SOFR + 4.75%	2/17/2031	USD	25	—	(a) (b) (g)
CFC Underwriting Ltd	TL 1L B 05/22	SOFR + 5.00%	5/16/2029	USD	5,343	5,343	(a) (b)
CFC Underwriting Ltd	TL 1L DD 05/22	SONIA + 5.00%	5/16/2029	GBP	631	—	(a) (b) (g)
DOXA Insurance Holdings LLC	Revolver 1L 12/23	SOFR + 5.50%	12/20/2029	USD	10	—	(a) (b) (g)
DOXA Insurance Holdings LLC	TL 1L 12/23	SOFR + 5.50%	12/31/2030	USD	48	48	(a) (b)
DOXA Insurance Holdings LLC	TL 1L DD 12/23	SOFR + 5.50%	12/20/2030	USD	46	19	(a) (b) (g)
Foundation Risk Partners Corp	Revolver 1L 10/21	SOFR + 6.00%	10/29/2027	USD	142	—	(a) (b) (g)
Foundation Risk Partners Corp	TL 1L 03/22	SOFR + 6.00%	10/30/2028	USD	823	823	(a) (b)
Foundation Risk Partners Corp	TL 1L 10/21	SOFR + 6.00%	10/29/2028	USD	1,316	1,316	(a) (b)
Foundation Risk Partners Corp	TL 1L DD 03/22	SOFR + 6.00%	10/29/2028	USD	3,327	3,327	(a) (b)
Foundation Risk Partners Corp	TL 1L DD 10/21	SOFR + 6.00%	10/29/2028	USD	286	286	(a) (b)
Galway Partners Holdings LLC	Revolver 1L 09/21	SOFR + 5.25%	9/30/2027	USD	205	19	(a) (b) (g)
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Galway Partners Holdings LLC	TL 1L 09/21	SOFR + 5.25%	9/29/2028	USD	2,871	$2,871	(a) (b)
Integrity Marketing Group LLC	TL 1L DD 08/23	SOFR + 6.02%	8/27/2026	USD	2,894	2,894	(a) (b)
Integrity Marketing Group LLC	TL 1L DD 08/23	SOFR + 6.02%	8/27/2026	USD	5,506	5,506	(a) (b)

Integrated Oil & Gas - 0.08%
CEPSA Holdco (Matador Bidco)	TL 1L B 10/19	SOFR + 4.50%	10/15/2026	USD	547	549

IT Consulting & Other Services - 2.87%
3Pillar Global Inc	Revolver 1L 11/21	SOFR + 5.75%	11/23/2026	USD	186	31	(a) (b) (g)
3Pillar Global Inc	TL 1L 11/21	SOFR + 5.75%	11/23/2027	USD	1,912	1,912	(a) (b)
3Pillar Global Inc	TL 1L DD 11/21	SOFR + 5.75%	11/23/2027	USD	615	615	(a) (b)
PSAV Inc (aka Encore)	TL 1L B1 12/20	0.25% PIK, SOFR + 3.00%	3/3/2025	USD	10,184	10,118	(d)
PSAV Inc (aka Encore)	TL 1L B3 12/20	10.00% PIK, 5.00%	10/15/2026	USD	710	738	(d)
PSAV Inc (aka Encore)	TL 2L 02/18	SOFR + 7.25%	9/1/2025	USD	7,629	7,616

Leisure Facilities - 3.50%
Aimbridge Acquisition Co Inc	TL 1L B 09/20	SOFR + 4.75%	2/2/2026	USD	2,463	2,414
Aimbridge Acquisition Co Inc	TL 1L B 10/19	SOFR + 3.75%	2/2/2026	USD	10,178	9,899
ClubCorp Club Operations Inc	TL 1L 10/23	SOFR + 5.00%	9/18/2026	USD	13,317	13,364

Leisure Products - 0.10%
Topgolf Callaway Brands Corp	TL 1L B 03/23	SOFR + 3.00%	3/15/2030	USD	703	706

Oil & Gas Storage & Transportation - 1.09%
Brazos Midstream Holdings LLC	TL 1L B 04/24	SOFR + 3.50%	2/11/2030	USD	503	505
NGL Energy Partners LP / NGL Energy Finance Corp	TL 1L B 01/24	SOFR + 4.50%	2/3/2031	USD	3,131	3,148
Oryx Midstream Services LLC	TL 1L B 01/24	SOFR + 3.00%	10/5/2028	USD	2,780	2,793
UGI Energy Services LLC	TL 1L B 02/23	SOFR + 3.25%	2/22/2030	USD	1,541	1,552

Other Specialized REITs - 0.44%
Pretium Partners LLC P2	TL 1L 12/21	11.00%	12/16/2029	USD	3,271	3,205	(a) (b)

Packaged Foods & Meats - 0.05%
NovaTaste Austria GmbH	TL 1L B 05/23	EURIBOR + 7.00%	4/5/2030	EUR	372	393	(b)
NovaTaste Austria GmbH	TL 1L DD CAR 05/23	EURIBOR + 7.00%	4/5/2030	EUR	116	(1)	(b) (g)

Paper & Plastic Packaging Products & Materials - 0.09%
Pretium Packaging LLC	TL 1L A 10/23	2.50% PIK, SOFR + 2.50%	10/2/2028	USD	51	51	(d)
Pretium Packaging LLC	TL 1L A1 10/23	2.30% PIK, SOFR + 2.30%	10/2/2028	USD	61	54	(d)
Pretium Packaging LLC	TL 2L 09/21	SOFR + 6.75%	10/1/2029	USD	810	529	(b)

Pharmaceuticals - 0.35%
Arrotex Australia Group Pty Ltd	TL 1L B1 06/23	BBSY + 6.75%	6/30/2028	AUD	588	383	(b)
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Arrotex Australia Group Pty Ltd	TL 1L B2 06/23	BBSY + 6.75%	6/30/2028	AUD	149	$97	(b)
Dechra Pharmaceuticals Ltd	TL 1L B1 01/24	SOFR + 6.25%	1/24/2031	USD	191	190	(a) (b)
Dechra Pharmaceuticals Ltd	TL 1L B2 01/24	EURIBOR + 6.25%	1/24/2031	EUR	173	183	(a) (b)
Dechra Pharmaceuticals Ltd	TL 1L DD 01/24	EURIBOR + 6.25%	1/24/2031	EUR	42	—	(a) (b) (g)
Dechra Pharmaceuticals Ltd	TL 1L DD 01/24	SOFR + 6.25%	1/24/2031	USD	46	—	(a) (b) (g)
iNova Pharmaceuticals (Australia) Pty Limited	TL 1L B 10/22	BBSY + 6.50%	10/30/2028	AUD	1,318	856	(b)
iNova Pharmaceuticals (Australia) Pty Limited	TL 1L DD - C 10/22	BBSY + 6.50%	10/30/2028	AUD	134	22	(b) (g)
Laboratoires Vivacy SAS	TL 1L B 03/23	EURIBOR + 6.75%	3/30/2030	EUR	781	825	(a) (b)
Laboratoires Vivacy SAS	TL 1L DD 03/23	EURIBOR + 6.75%	3/30/2030	EUR	63	10	(a) (b) (g)

Property & Casualty Insurance - 0.87%
Alacrity Solutions Group LLC	Revolver 1L 12/21	SOFR + 5.25%	12/22/2027	USD	505	342	(b) (g)
Alacrity Solutions Group LLC	TL 1L 12/21	SOFR + 5.25%	12/22/2028	USD	5,485	5,424	(b)
Alacrity Solutions Group LLC	TL 1L DD 06/22	SOFR + 5.25%	12/22/2028	USD	2,464	642	(b) (g)

Publishing - 0.15%
Emerald Expositions Holding Inc	TL 1L B 05/17	SOFR + 5.00%	5/22/2026	USD	1,122	1,129

Real Estate Operating Companies - 0.19%
Opendoor Labs Inc	TL 2L DD 10/21	10.00%	4/1/2026	USD	1,466	1,426	(a) (b)

Real Estate Services - 0.28%
SitusAMC Holdings Corp	TL 1L 12/21	SOFR + 5.50%	12/22/2027	USD	2,078	2,078	(a) (b)

Research & Consulting Services - 1.77%
BDO USA PA	TL 1L 08/23	SOFR + 6.00%	8/31/2028	USD	146	148	(a) (b)
Element Materials Technology Group US Holdings Inc	TL 1L B 03/22	EURIBOR + 4.25%	7/6/2029	EUR	51	55
Element Materials Technology Group US Holdings Inc	TL 1L B 04/22	SOFR + 4.25%	7/6/2029	USD	113	114
Element Materials Technology Group US Holdings Inc	TL 1L DD - B 04/22	SOFR + 4.25%	7/6/2029	USD	52	52
Element Materials Technology Group US Holdings Inc	TL Unsec DD 07/22 PIK	8.50% PIK	7/9/2031	USD	6,682	6,815	(b) (d)
HKA	TL 1L B 08/22	SOFR + 5.75%	8/9/2029	USD	4,176	4,099	(b)
HKA	TL 1L DD (CAR) 08/22	SOFR + 5.75%	8/9/2029	USD	1,319	1,294	(b)
KBR Inc	TL 1L 01/24	SOFR + 2.25%	1/17/2031	USD	415	417

Single-Family Residential REITs - 0.99%
Avenue One PropCo	TL Unsec DD 03/24	7.00% PIK	3/15/2034	USD	7,230	7,230	(a) (b) (d)

Specialized Consumer Services - 0.31%
Circana Group (f.k.a. NPD Group)	Revolver 1L 08/22	SOFR + 5.00%	12/1/2027	USD	51	32	(a) (b) (g)
Circana Group (f.k.a. NPD Group)	TL 1L 08/22	2.75% PIK, SOFR + 3.50%	12/1/2028	USD	981	996	(a) (b) (d)
SavATree LLC	Revolver 1L 10/21	SOFR + 5.25%	10/12/2028	USD	129	—	(a) (b) (g)
SavATree LLC	TL 1L 10/21	SOFR + 5.25%	10/12/2028	USD	985	985	(a) (b)
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Spotless Brands LLC	TL 1L 02/23	SOFR + 6.50%	7/25/2028	USD	154	$157	(a) (b)
Spotless Brands LLC	TL 1L DD 02/23	SOFR + 6.75%	7/25/2028	USD	235	126	(a) (b) (g)

Specialized Finance - 0.02%
BHG FUNDING 05 LLC	TL 1L DD 11/22	Variable	11/8/2027	USD	110	109	(b) (h)

Specialty Chemicals - 3.97%
Aruba Investments Inc	TL 2L 10/20	SOFR + 7.75%	11/24/2028	USD	465	447
Champion/DSM engg	TL 1L B1 03/23	EURIBOR + 5.50%	3/29/2030	EUR	1,840	1,837
Champion/DSM engg	TL 1L B1 03/23	SOFR + 5.50%	3/29/2030	USD	8,152	7,549
Flint Group GmbH	TL 1L 08/23	EURIBOR + 8.00%	6/30/2026	EUR	428	469
Flint Group GmbH	TL 1L 09/23 PIK	6.90% PIK, SOFR + 0.10%	12/30/2027	USD	361	300	(d)
Flint Group GmbH	TL 1L 09/23 PIK	6.90% PIK, EURIBOR + 0.10%	12/30/2027	EUR	1,234	1,108	(d)
Flint Group GmbH	TL 1L B 09/23	0.75% PIK, SOFR + 4.25%	12/31/2026	USD	698	664	(d)
Flint Group GmbH	TL 1L B 09/23	0.75% PIK, EURIBOR + 4.25%	12/31/2026	EUR	2,418	2,473	(d)
Flint Group GmbH	TL 2L B 09/23 PIK	6.90% PIK, SOFR + 0.10%	12/30/2027	USD	481	76	(d)
Flint Group GmbH	TL 2L B 09/23 PIK	6.90% PIK, EURIBOR + 0.10%	12/30/2027	EUR	1,646	278	(d)
Vantage Specialty Chemicals Inc	TL 1L B 02/23	SOFR + 4.75%	10/26/2026	USD	14,096	13,925

Systems Software - 0.33%
Aareon AG	TL 1L 08/23	EURIBOR + 6.25%	8/19/2030	EUR	297	313	(a) (b)
Aareon AG	TL 1L DD CAR 08/23	EURIBOR + 6.25%	8/19/2030	EUR	74	78	(a) (b)
Civica Group Ltd	TL 1L 08/23	BBSW + 6.25%	8/30/2030	AUD	12	8	(a) (b)
Civica Group Ltd	TL 1L 08/23	SONIA + 6.25%	8/30/2030	GBP	222	275	(a) (b)
Civica Group Ltd	TL 1L DD 08/23	SONIA + 6.25%	8/30/2030	GBP	94	38	(a) (b) (g)
OEConnection LLC	Revolver 1L 04/24	SOFR + 5.25%	4/22/2031	USD	20	—	(a) (b) (g)
OEConnection LLC	TL 1L 04/24	SOFR + 5.25%	4/22/2031	USD	185	184	(a) (b)
OEConnection LLC	TL 1L DD 04/24	SOFR + 5.25%	4/22/2031	USD	32	—	(a) (b) (g)
SolarWinds Holdings Inc	TL 1L B 01/24	SOFR + 3.25%	2/5/2027	USD	1,532	1,539

Trading Companies & Distributors - 0.57%
FleetPride Corporation	TL 2L 01/19	SOFR + 8.75%	12/21/2026	USD	2,473	2,450
Radwell International LLC/PA	Revolver 1L 04/22	SOFR + 5.50%	4/1/2028	USD	68	6	(a) (b) (g)
Radwell International LLC/PA	TL 1L 04/22	SOFR + 6.53%	4/1/2029	USD	24	24	(a) (b)
Radwell International LLC/PA	TL 1L 12/22	SOFR + 6.75%	4/1/2029	USD	897	901	(a) (b)
Univar Inc	TL 1L B 03/24	SOFR + 4.00%	8/1/2030	USD	791	799
TOTAL LEVERAGED LOANS (Amortized cost $432,515)						$428,458
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
High Yield Securities - 52.22%

Advertising - 0.08%
Outfront Media Capital LLC / Outfront Media Capital Corp	5.000% 08/2027	8/15/2027	USD	648	$617	(f)

Aerospace & Defense - 0.68%
Aviation Capital Group LLC	5.500% 12/2024	12/15/2024	USD	485	483	(f)
Ultra Electronics Holdings Ltd	7.25% 01/2030	1/31/2030	USD	2,162	2,135	(a) (b)
Ultra Electronics Holdings Ltd	9.0% PIK 01/2031	1/31/2031	USD	2,439	2,378	(a) (b) (d)

Alternative Carriers - 3.20%
iliad SA	8.500% 04/2031	4/15/2031	USD	3,564	3,595	(f)
Level 3 Financing Inc	11.000% 11/2029	11/15/2029	USD	10,845	11,081	(f)
Level 3 Financing Inc	3.875% 10/2030	10/15/2030	USD	4,275	2,371	(f)
Level 3 Financing Inc	4.000% 04/2031	4/15/2031	USD	4,320	2,387	(f)
Zayo Group LLC	4.000% 03/2027	3/1/2027	USD	5,034	4,012	(f)

Apparel, Accessories & Luxury Goods - 0.13%
Hanesbrands Inc	4.875% 05/2026	5/15/2026	USD	952	922	(f)

Application Software - 1.80%
Cision Ltd	9.500% 02/2028	2/15/2028	USD	10,042	4,839	(a) (f)
Cvent Holding Corp	8.000% 06/2030	6/15/2030	USD	1,020	1,029	(f)
Dye & Durham Ltd	8.625% 04/2029	4/15/2029	USD	5,664	5,724	(f)
TeamSystem SpA	3.500% 02/2028	2/15/2028	EUR	1,059	1,078	(f)
TeamSystem SpA	6.250% 02/2028	2/15/2028	EUR	496	529	(b) (f)

Automotive Parts & Equipment - 1.92%
Clarios Global LP	4.375% 05/2026	5/15/2026	EUR	950	1,006	(f)
IHO Verwaltungs GmbH	3.750% 09/2026	9/15/2026	EUR	1,001	1,051	(d) (f)
Patrick Industries Inc	1.750% 12/2028	12/1/2028	USD	603	710
Truck Hero Inc	6.250% 02/2029	2/1/2029	USD	6,000	5,147	(f)
Wheel Pros Inc	6.500% 05/2028	5/11/2028	USD	10,121	5,212	(b) (f)
ZF Finance GmbH	3.000% 09/2025	9/21/2025	EUR	900	945	(f)

Automotive Retail - 1.26%
Mavis Discount Tire Inc	6.500% 05/2029	5/15/2029	USD	9,975	9,251	(f)

Building Products - 8.75%
Acproducts Inc (aka Cabinetworks)	6.375% 05/2029	5/15/2029	USD	17,269	12,068	(f)
Cornerstone (Ply Gem Holdings Inc)	6.125% 01/2029	1/15/2029	USD	14,670	12,443	(f)
LBM Borrower LLC	6.250% 01/2029	1/15/2029	USD	3,055	2,807	(f)
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
Oldcastle Buildingenvelope Inc	9.500% 04/2030	4/15/2030	USD	15,559	$14,985	(f)
PrimeSource Building Products Inc	5.625% 02/2029	2/1/2029	USD	7,169	5,908	(f)
PrimeSource Building Products Inc	6.750% 08/2029	8/1/2029	USD	4,981	4,286	(f)
Specialty Building Products Holdings LLC	6.375% 09/2026	9/30/2026	USD	537	531	(f)
SRS Distribution Inc	6.000% 12/2029	12/1/2029	USD	5,413	5,492	(f)
SRS Distribution Inc	6.125% 07/2029	7/1/2029	USD	5,614	5,703	(f)

Cable & Satellite - 2.18%
Astound Broadband (RCN/Radiate)	6.500% 09/2028	9/15/2028	USD	6,272	2,628	(a) (f)
Block Communications Inc	4.875% 03/2028	3/1/2028	USD	4,914	4,254	(f)
Cable One Inc	0.000% 03/2026	3/15/2026	USD	789	684	(c)
Cable One Inc	4.000% 11/2030	11/15/2030	USD	2,106	1,609	(f)
Cablevision Lightpath LLC	5.625% 09/2028	9/15/2028	USD	811	655	(f)
CSC Holdings LLC (Altice USA)	11.750% 01/2029	1/31/2029	USD	706	628	(f)
CSC Holdings LLC (Altice USA)	4.125% 12/2030	12/1/2030	USD	6,904	4,392	(f)
CSC Holdings LLC (Altice USA)	5.000% 11/2031	11/15/2031	USD	2,754	1,175	(f)

Casinos & Gaming - 0.28%
Allwyn International AS	3.875% 02/2027	2/15/2027	EUR	948	987	(f)
Cirsa Funding Luxembourg SA	5.000% 03/2027	3/15/2027	EUR	997	1,047	(f)

Commercial Printing - 1.34%
Multi-Color Corp	10.500% 07/2027	7/15/2027	USD	4,432	4,358	(f)
Multi-Color Corp	6.750% 07/2026	7/15/2026	USD	3,680	3,633	(f)
Multi-Color Corp	8.250% 11/2029	11/1/2029	USD	515	437	(f)
Multi-Color Corp	9.500% 11/2028	11/1/2028	USD	1,388	1,390	(f)

Commodity Chemicals - 0.45%
Ineos Quattro Holdings Ltd	2.500% 01/2026	1/15/2026	EUR	998	1,031	(f)
Nobian Finance BV	3.625% 07/2026	7/15/2026	EUR	948	983	(f)
SI Group Inc	6.750% 05/2026	5/15/2026	USD	4,943	1,316	(f)

Construction & Engineering - 2.96%
Brand Energy & Infrastructure Services Inc	10.375% 06/2029	8/1/2030	USD	7,619	8,185	(f)
Maxim Crane Works LP / Maxim Finance Corp	11.500% 09/2028	9/1/2028	USD	11,767	12,477	(f)
thyssenkrupp Elevator AG	4.375% 07/2027	7/15/2027	EUR	1,003	1,027	(f)

Consumer Electronics - 0.09%
Energizer Holdings Inc	6.500% 12/2027	12/31/2027	USD	670	662	(f)

Consumer Finance - 0.07%
Navient Corp	5.875% 10/2024	10/25/2024	USD	489	488
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes

Diversified Chemicals - 0.23%
Chemours Co/The	4.000% 05/2026	5/15/2026	EUR	984	$1,009
Chemours Co/The	5.375% 05/2027	5/15/2027	USD	745	706

Diversified Support Services - 0.14%
Allied Universal Holdco LLC	6.625% 07/2026	7/15/2026	USD	150	150	(f)
Techem Energy Services GmbH/Germany	6.000% 07/2026	7/30/2026	EUR	826	883	(f)

Electric Utilities - 0.13%
Electricite de France SA	4.000% Perpetual SUN REGS		EUR	900	956	(f)

Electronic Components - 0.97%
CommScope Inc	6.000% 03/2026	3/1/2026	USD	2,364	2,116	(a) (f)
CommScope Inc	6.000% 06/2025	6/15/2025	USD	6,350	5,024	(a) (f)

Food Retail - 0.14%
Burger King France SAS	7.750% 11/2027	11/1/2027	EUR	965	1,047	(d) (f)

Health Care Facilities - 0.01%
AHP Health Partners Inc	5.750% 07/2029	7/15/2029	USD	109	100	(f)

Health Care Technology - 0.03%
athenahealth Inc	6.500% 02/2030	2/15/2030	USD	260	234	(f)

Hotels, Resorts & Cruise Lines - 6.72%
Marriott Ownership Resorts Inc	0.000% 01/2026	1/15/2026	USD	7,515	6,995	(c)
NCL Corp Ltd	1.125% 02/2027	2/15/2027	USD	11,602	10,663
NCL Corp Ltd	3.625% 12/2024	12/15/2024	USD	14,811	14,536	(f)
Viking Cruises Ltd	6.250% 05/2025	5/15/2025	USD	490	489	(f)
Viking Cruises Ltd	7.000% 02/2029	2/15/2029	USD	5,473	5,457	(f)
Viking Cruises Ltd	9.125% 07/2031	7/15/2031	USD	10,424	11,188	(f)

Industrial Conglomerates - 0.40%
Unifrax I LLC / Unifrax Holding Co	5.250% 09/2028	9/30/2028	USD	3,573	2,157	(a) (f)
Unifrax I LLC / Unifrax Holding Co	7.500% 09/2029	9/30/2029	USD	1,509	775	(a) (f)

Industrial Machinery & Supplies & Components - 2.32%
SPX FLOW Inc	8.750% 04/2030	4/1/2030	USD	16,634	17,046	(f)

Insurance Brokers - 0.19%
Alliant Holdings I Inc	6.750% 10/2027	10/15/2027	USD	1,390	1,364	(f)

Interactive Media & Services - 0.14%
Kantar Group Ltd/The	5.750% 10/2026	10/31/2026	EUR	948	995	(f)

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
Leisure Facilities - 2.36%
Cedar Fair LP	5.375% 04/2027	4/15/2027	USD	513	$500
Merlin Entertainments PLC	4.500% 11/2027	11/15/2027	EUR	7,572	7,682	(f)
Merlin Entertainments PLC	6.625% 11/2027	11/15/2027	USD	7,389	7,132	(f)
Merlin Entertainments PLC	7.375% 02/2031	2/15/2031	USD	694	698	(f)
Six Flags Entertainment Corp	7.250% 05/2031	5/15/2031	USD	1,313	1,311	(f)

Metal, Glass & Plastic Containers - 0.14%
Trivium Packaging Finance BV	3.750% 08/2026	8/15/2026	EUR	992	1,036	(f)

Oil & Gas Equipment & Services - 0.33%
Archrock Partners LP / Archrock Partners Finance Corp	6.875% 04/2027	4/1/2027	USD	488	487	(f)
Solaris Midstream Holdings LLC	7.625% 04/2026	4/1/2026	USD	498	501	(f)
Vallourec SACA	7.500% 04/2032	4/15/2032	USD	1,432	1,446	(f)

Oil & Gas Exploration & Production - 0.29%
Sitio Royalties Corp	7.875% 11/2028	11/1/2028	USD	2,047	2,107	(f)

Oil & Gas Storage & Transportation - 2.01%
Genesis Energy	6.250% 05/2026	5/15/2026	USD	1,649	1,636
Genesis Energy	8.000% 01/2027	1/15/2027	USD	436	441
Genesis Energy	8.250% 01/2029	1/15/2029	USD	878	891
Genesis Energy	8.875% 04/2030	4/15/2030	USD	1,739	1,801
Global Partners LP / GLP Finance Corp	7.000% 08/2027	8/1/2027	USD	497	494
NGL Energy Partners LP / NGL Energy Finance Corp	8.125% 02/2029	2/15/2029	USD	2,984	3,034	(f)
NGL Energy Partners LP / NGL Energy Finance Corp	8.375% 02/2032	2/15/2032	USD	4,017	4,085	(f)
Rockies Express Pipeline LLC	3.600% 05/2025	5/15/2025	USD	364	353	(f)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	6.000% 03/2027	3/1/2027	USD	365	356	(f)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	7.375% 02/2029	2/15/2029	USD	1,470	1,473	(f)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	9.000% 08/2029	8/1/2029	USD	220	225	(f)

Passenger Airlines - 5.36%
Air France-KLM	3.875% 07/2026	7/1/2026	EUR	1,000	1,060	(f)
American Airlines Group Inc	3.750% 03/2025	3/1/2025	USD	11,901	11,592	(f)
JetBlue Airways Corp	0.500% 04/2026	4/1/2026	USD	30,664	26,668

Pharmaceuticals - 0.14%
Nidda Healthcare Holding AG	7.500% 08/2026	8/21/2026	EUR	909	1,003	(f)

Real Estate Services - 1.95%
Anywhere Real Estate Group LLC	0.250% 06/2026	6/15/2026	USD	10,186	8,353
Redfin Corp	0.000% 10/2025	10/15/2025	USD	6,764	5,932	(c)
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes

Restaurants - 1.74%
Golden Nugget Inc.	6.750% 07/2030	1/15/2030	USD	14,661	$12,766	(f)

Trading Companies & Distributors - 1.29%
AerCap Holdings	6.500% 06/2045	6/15/2045	USD	4,959	4,935	(f)
Neon Holdings Inc (GPD Cos Inc)	10.125% 04/2026	4/1/2026	USD	906	853	(f)
White Cap Construction Supply Inc	8.250% 03/2026	3/15/2026	USD	3,647	3,652	(f)
TOTAL HIGH YIELD SECURITIES (Amortized cost $406,562)					$383,164
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Asset Backed Securities - 10.46%

Specialized Finance - 10.46%
AB BSL CLO 4 Ltd	ABBSL 2023-4A E	SOFR + 8.16%	4/20/2036	USD	1,686	$1,724	(b) (f)
Adagio X Eur Clo DAC	ADAGI X-A DR	EURIBOR + 5.50%	10/20/2037	EUR	509	549	(b) (f)
AGL CLO 14 Ltd	AGL 2021-14A E	SOFR + 6.91%	12/2/2034	USD	264	265	(b) (f)
AGL CLO 7 Ltd	AGL 2020-7A ER	SOFR + 6.35%	7/15/2034	USD	1,188	1,201	(b) (f)
AGL CLO Ltd	AGL 2020-9A ER	SOFR + 6.50%	4/20/2037	USD	427	427	(b) (f)
Aimco CDO	AIMCO 2021-16A E	SOFR + 6.20%	1/17/2035	USD	1,075	1,081	(b) (f)
ALM Loan Funding Ltd	ALM 2020-1A D	SOFR + 6.00%	10/15/2029	USD	865	866	(b) (f)
AMMC CLO 26 Ltd	AMMC 2023-26A D	SOFR + 5.75%	4/15/2036	USD	460	469	(b) (f)
Anchorage Credit Funding Ltd	ANCHC 2015-6A DR3	SOFR + 4.20%	4/22/2034	USD	579	579	(b) (f)
Anchorage Credit Funding Ltd	ANCHC 2015-6A ER3	SOFR + 7.29%	4/22/2034	USD	376	376	(b) (f)
Apidos CLO XLVI Ltd	APID 2023-46A D	SOFR + 5.00%	10/24/2036	USD	353	365	(b) (f)
Arbour CLO DAC	ARBR 6A E	EURIBOR + 5.78%	11/15/2031	EUR	611	640	(b) (f)
Arbour CLO III DAC	ARBR 3A DRR	EURIBOR + 3.10%	7/15/2034	EUR	779	816	(b) (f)
Ares Loan Funding V Ltd	ARES 2024-ALF5A E	SOFR + 6.60%	7/25/2037	USD	336	336	(b) (f)
Ares LXV CLO Ltd	ARES 2022-65A E	SOFR + 7.10%	7/25/2034	USD	1,078	1,078	(b) (f)
Aurium CLO I DAC	ACLO 1A DRR	EURIBOR + 3.90%	3/23/2032	EUR	917	986	(b) (f)
Avondale Park CLO DAC	AVDPK 1A ER	EURIBOR + 6.06%	9/20/2034	EUR	1,236	1,305	(b) (f)
Ballyrock CLO 14 Ltd	BALLY 2020-14A D	SOFR + 7.00%	1/20/2034	USD	250	252	(b) (f)
Ballyrock CLO Ltd	BALLY 2019-1A DR	SOFR + 6.75%	7/15/2032	USD	431	433	(b) (f)
BBAM US CLO I Ltd	BBAM 2022-1A D	SOFR + 6.80%	4/15/2035	USD	1,285	1,288	(b) (f)
Bbam US Clo III Ltdbbb	BBAM 2023-3A D	SOFR + 8.60%	10/15/2038	USD	1,467	1,512	(b) (f)
Benefit Street Partners CLO XXXIV Ltd	BSP 2024-34A E	SOFR + 6.70%	7/25/2037	USD	367	367	(b) (f)
Birch Grove CLO Ltd	BGCLO 2023-7A D	SOFR + 5.50%	10/20/2036	USD	283	291	(b) (f)
Bluemountain Euro 2021-2 CLO DAC	BLUME 2021-2A D	EURIBOR + 3.10%	10/15/2035	EUR	403	422	(b) (f)
BlueMountain Fuji Eur CLO V DAC	BLUME 5A D	EURIBOR + 3.85%	1/15/2033	EUR	1,501	1,604	(b) (f)
Bridgepoint Clo V DAC	BRGPT 5A D	EURIBOR + 5.00%	4/15/2036	EUR	688	748	(b) (f)
Broad River BSL Funding CLO	BDRVR 2020-1A ER	SOFR + 6.50%	7/20/2034	USD	1,500	1,510	(b) (f)
Brookhaven Park CLO Ltd	BROOKP 2024-1A E	SOFR + 6.50%	4/19/2037	USD	771	771	(b) (f)
Cairn Clo XVII DAC	CRNCL 2023-17A D	EURIBOR + 5.30%	10/18/2036	EUR	387	421	(b) (f)
Carlyle Global Market Strategies	CGMS 2020-2A DR	SOFR + 6.70%	1/25/2035	USD	640	646	(b) (f)
Carlyle Global Market Strategies	CGMS 2021-8A E	SOFR + 6.50%	10/15/2034	USD	371	373	(b) (f)
Carlyle Global Market Strategies	CGMS 2021-9A E	SOFR + 6.63%	10/20/2034	USD	820	824	(b) (f)
Carlyle Global Market Strategies	CGMS 2024-2A E	SOFR + 6.85%	4/25/2037	USD	451	451	(b) (f)
CarVal CLO	CARVL 2021-1A E	SOFR + 6.60%	7/20/2034	USD	2,000	2,010	(b) (f)
CarVal CLO	CARVL 2021-2A E	SOFR + 6.75%	10/15/2034	USD	447	449	(b) (f)
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Cedar Funding Ltd	CEDF 2024-18A E	SOFR + 6.65%	4/23/2037	USD	616	$614	(b) (f)
CIFC Funding Ltd	CIFC 2019-1A E	SOFR + 7.09%	4/20/2032	USD	445	448	(b) (f)
CIFC Funding Ltd	CIFC 2021-7A E	SOFR + 6.35%	1/23/2035	USD	644	643	(b) (f)
Clonmore Park CLO DAC	CLONP 1A ER	EURIBOR + 6.82%	8/21/2035	EUR	406	429	(b) (f)
Contego CLO XII DAC	CONTE 12A D	EURIBOR + 5.60%	1/25/2038	EUR	660	713	(b) (f)
CVC Cordatus Loan Fund IV DAC	CORDA 4A ERRR	EURIBOR + 5.86%	2/22/2034	EUR	1,250	1,312	(b) (f)
CVC Cordatus Loan Fund XIV DAC	CORDA 14A E	EURIBOR + 5.90%	5/22/2032	EUR	611	653	(b) (f)
CVC Cordatus Loan Fund XVIII DAC	CORDA 18A ER	EURIBOR + 6.06%	7/29/2034	EUR	1,198	1,266	(b) (f)
CVC Cordatus Opportunity Loan Fund DAC	COLFR 1A E Mtge	EURIBOR + 6.31%	8/15/2033	EUR	411	435	(b) (f)
Diameter Capital CLO 5 Ltd	DCLO 2023-5A D	SOFR + 7.57%	10/15/2036	USD	747	774	(b) (f)
Dillon's Park CLO DAC	DILPK 1A D	EURIBOR + 3.00%	10/15/2034	EUR	430	447	(b) (f)
Eaton Vance CDO Ltd	EATON 2020-2A ER	SOFR + 6.50%	1/15/2035	USD	510	515	(b) (f)
Elmwood CLO	ELMW5 2020-2A ER	SOFR + 6.10%	10/20/2034	USD	1,500	1,519	(b) (f)
Elmwood CLO VI Ltd	ELMW6 2020-3A ER	SOFR + 6.50%	10/20/2034	USD	559	562	(b) (f)
Empower CLO 2024-1 Ltd	EMPWR 2024-1A E	SOFR + 6.50%	4/25/2037	USD	354	352	(b) (f)
Empower CLO Ltd	EMPWR 2023-2A D	SOFR + 5.40%	7/15/2036	USD	380	392	(b) (f)
Fair Oaks Loan Funding IV DAC	FOAKS 5A E	EURIBOR + 6.69%	10/15/2036	EUR	321	339	(b) (f)
Galaxy CLO Ltd	GALXY 2018-25A ER	SOFR + 6.50%	4/25/2036	USD	270	270	(b) (f)
Galaxy CLO Ltd	GALXY 2024-33A E	SOFR + 6.65%	4/20/2037	USD	428	427	(b) (f)
Generate CLO 3 Ltd	GNRT 3A D2R	SOFR + 4.90%	10/20/2036	USD	1,133	1,157	(b) (f)
Generate CLO Ltd	GNRT 2024-15A E	SOFR + 6.70%	7/20/2037	USD	493	493	(b) (f)
Goldentree Loan Management US Clo 12 Ltd	GLM 2022-12A E	SOFR + 7.25%	4/20/2034	USD	292	293	(b) (f)
Golub Capital Partners CLO 50B-R Ltd	GCBSL 2020-50A ER	SOFR + 7.10%	4/20/2035	USD	819	823	(b) (f)
Golub Capital Partners CLO 53B Ltd	GCBSL 2021-53A E	SOFR + 6.70%	7/20/2034	USD	195	195	(b) (f)
Golub Capital Partners CLO Ltd	GCBSL 2021-58A E	SOFR + 6.81%	1/25/2035	USD	549	550	(b) (f)
Guardia 1 Ltd	GUARD 2019-1A D	7.11%	10/20/2037	USD	1,550	1,489	(b) (f)
Harvest CLO XXI DAC	HARVT 21A DR	EURIBOR + 3.40%	7/15/2031	EUR	602	641	(b) (f)
Harvest CLO XXII DAC	HARVT 22A DR	EURIBOR + 3.55%	1/15/2032	EUR	347	366	(b) (f)
Harvest Clo XXXI DAC	HARVT 31A D	EURIBOR + 5.60%	10/15/2036	EUR	290	313	(b) (f)
Madison Park Euro Funding XV DAC	MDPKE 15A DR	EURIBOR + 4.50%	7/15/2036	EUR	369	390	(b) (f)
Madison Park Funding LIX Ltd	MDPK 2021-59A E	SOFR + 6.60%	1/18/2034	USD	815	818	(b) (f)
Madison Park Funding XLV Ltd	MDPK 2020-45A ER	SOFR + 6.35%	7/15/2034	USD	429	433	(b) (f)
Neuberger Berman CLO Ltd	NEUB 2021-46A E	SOFR + 6.25%	1/20/2036	USD	1,068	1,066	(b) (f)
Neuberger Berman CLO Ltd	NEUB 2024-55A E	SOFR + 6.50%	4/22/2038	USD	463	463	(b) (f)
Neuberger Berman Loan Advisers CLO 49 Ltd	NEUB 2022-49A E	SOFR + 7.00%	7/25/2034	USD	545	546	(b) (f)
Oak Hill Credit Partners	OAKC 2021-10A E	SOFR + 6.25%	1/18/2036	USD	497	499	(b) (f)
Oaktree CLO 2019-3 Ltd	OAKCL 2019-3A ER	SOFR + 7.04%	10/20/2034	USD	1,628	1,633	(b) (f)
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Oaktree CLO 2023-1 Ltd	OAKCL 2023-1A D	SOFR + 5.25%	4/15/2036	USD	1,607	$1,641	(b) (f)
OCP Euro CLO 2022-5 DAC	OCPE 2022-5A E	EURIBOR + 6.47%	4/20/2035	EUR	1,100	1,171	(b) (f)
Otranto Park	OTOPK 1A E	EURIBOR + 7.05%	5/15/2035	EUR	428	460	(b) (f)
OZLM XXIII Ltd	OZLM 2019-23A DR	SOFR + 4.01%	4/15/2034	USD	438	437	(b) (f)
Palmer Square CLO Ltd	PFIXD 2019-1A E	7.11%	4/20/2037	USD	931	915	(b) (f)
Palmer Square European CLO	PSTET 2024-1A E	EURIBOR + 6.75%	8/15/2033	EUR	1,514	1,615	(b) (f)
Palmer Square European CLO 2021-1 DAC	PLMER 2021-1A E	EURIBOR + 5.71%	4/15/2034	EUR	409	420	(b) (f)
Palmer Square European CLO 2022-2 DAC	PLMER 2022-2A DR	EURIBOR + 4.00%	1/15/2038	EUR	769	821	(b) (f)
Penta CLO 16 DAC	PENTA 2024-16A E	EURIBOR + 6.79%	10/18/2036	EUR	420	447	(b) (f)
Penta CLO 5 DAC	PENTA 2018-5A ER	EURIBOR + 5.92%	4/20/2035	EUR	689	717	(b) (f)
Pikes Peak CLO	PIPK 2021-9A E	SOFR + 6.58%	10/27/2034	USD	810	815	(b) (f)
Providus Clo X DAC	PRVD 10A E	EURIBOR + 6.74%	11/18/2038	EUR	251	265	(b) (f)
RAD CLO 21 Ltd	RAD 2023-21A E	SOFR + 7.90%	1/25/2033	USD	514	521	(b) (f)
Rad CLO 7 Ltd	RAD 2020-7A ER	SOFR + 6.30%	4/17/2036	USD	310	310	(b) (f)
Rad CLO Ltd	RAD 2019-4A ER	SOFR + 6.50%	4/25/2032	USD	338	338	(b) (f)
Rad CLO Ltd	RAD 2021-14A E	SOFR + 6.50%	1/15/2035	USD	335	337	(b) (f)
Rad CLO Ltd	RAD 2021-15A E	SOFR + 6.20%	1/20/2034	USD	928	930	(b) (f)
REESE PARK CLO LTD	RESPK 2020-1A ER	SOFR + 6.50%	10/15/2034	USD	1,375	1,384	(b) (f)
Regatta Funding Ltd	REG21 2021-3A E	SOFR + 6.75%	10/20/2034	USD	322	322	(b) (f)
Regatta Funding Ltd	REG23 2021-4A E	SOFR + 6.70%	1/20/2035	USD	804	805	(b) (f)
Regatta XX Funding Ltd	REG20 2021-2A E	SOFR + 6.25%	10/15/2034	USD	208	208	(b) (f)
Regatta XXVIII Funding Ltd	REG28 2024-2A E	SOFR + 7.00%	4/25/2037	USD	429	428	(b) (f)
RR 20 Ltd	RRAM 2022-20A D	SOFR + 7.25%	7/15/2037	USD	433	438	(b) (f)
Sandstone Peak Ltd	SAND 2021-1A E	SOFR + 6.80%	10/15/2034	USD	643	644	(b) (f)
Sculptor European CLO V DAC	OZLME 5A DR	EURIBOR + 3.30%	1/14/2032	EUR	1,546	1,622	(b) (f)
Sound Point Euro CLO	SNDPE 2A ER	EURIBOR + 6.34%	1/26/2036	EUR	500	534	(b) (f)
Symphony CLO 39 Ltd	SYMP 2023-39A E	SOFR + 6.19%	4/25/2034	USD	740	733	(b) (f)
Symphony CLO Ltd	SYMP 2020-22A E	SOFR + 6.25%	4/18/2033	USD	599	595	(b) (f)
TICP CLO Ltd	TICP 2017-9A E	SOFR + 5.60%	1/20/2031	USD	738	738	(b) (f)
Tikehau CLO DAC	TIKEH 2015-1A DRR	EURIBOR + 3.40%	8/4/2034	EUR	637	680	(b) (f)
Tikehau CLO V DAC	TIKEH 5A D1	EURIBOR + 3.90%	4/15/2032	EUR	301	324	(b) (f)
TRESTLES CLO III LTD	TREST 2020-3A E	SOFR + 6.76%	1/20/2033	USD	575	573	(b) (f)
TRESTLES CLO LLC	TREST 2017-1A DR	SOFR + 6.51%	4/25/2032	USD	334	335	(b) (f)
Trinitas Euro CLO II DAC	TRNTE 2A ER	EURIBOR + 7.23%	4/15/2035	EUR	1,771	1,899	(b) (f)
Unity-Peace Park CLO Ltd	UNPPK 2022-1A E	SOFR + 7.18%	4/20/2035	USD	580	586	(b) (f)
TOTAL ASSET BACKED SECURITIES (Amortized cost $76,220)						$76,721
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Shares	Fair Value	Footnotes
Equity & Other Investments - 3.43%

Aerospace & Defense - 0.10%
Altitude II	Private Equity		USD	349,047	$360	(a) (b)
Ultra Electronics Holdings Ltd	Private Equity		USD	43,729	81	(a) (b) (e)
Ultra Electronics Holdings Ltd	Private Equity		USD	15,618,015	287	(a) (b) (e)

Application Software - 0.01%
Med-Metrix	Common Stock		USD	597	75	(a) (b) (e)
Med-Metrix	8.000% 12/2050 PIK Pref Equity	12/16/2050	USD	597	30	(a) (b) (d) (e)

Construction & Engineering - 0.00%
Yak Access LLC	Common Stock		USD	11,000	4	(a) (e)

Consumer Finance - 0.08%
Auxilior Capital Partners Inc	14.500% 04/2030	4/30/2030	USD	1	100	(b) (d)
SunPower Financial	Private Equity		USD	36,006	43	(a) (b) (e)
Vehicle Secured Funding Trust	Private Equity		USD	453,724	458	(b)

Diversified Metals & Mining - 0.04%
Foresight Energy LLC	Common Stock		USD	17,979	297	(a) (b) (e)

Diversified Real Estate Activities - 0.01%
Residential Opportunities I LLC	Private Equity		USD	52,825	68	(b)

Diversified Support Services - 0.01%
Magna Legal Services LLC	Common Stock		USD	618	69	(a) (b) (e)

Food Distributors - 0.01%
Lipari Foods LLC	Common Stock		USD	63,943	39	(b) (e)

Health Care Facilities - 0.00%
Quorum Health Corp	Trade Claim		USD	212,000	24	(b) (e)

Health Care Services - 0.13%
Affordable Care Inc	11.750% 12/2069 PIK Pref Equity	12/31/2069	USD	677,000	691	(a) (b) (d) (e)
American Vision Partners	Private Equity		USD	53,939	35	(a) (b) (e)
Amerivet Partners Management Inc	11.500% 12/2059	12/31/2059	USD	298	211	(a) (b) (d) (e)

Health Care Technology - 2.10%
athenahealth Inc	Private Equity		USD	12,641,498	15,414	(b) (e)

Leisure Facilities - 0.30%
Pure Gym Ltd	Private Equity		GBP	1,416,469	2,186	(a) (b) (e)

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Shares	Fair Value	Footnotes
Marine Transportation - 0.01%
Australis Maritime II	Private Equity		USD	74,423	$81	(b) (e)

Other Specialized REITs - 0.25%
Pretium Partners LLC P2	Private Equity		USD	1,635,306	1,803	(a) (b)

Single-Family Residential REITs - 0.34%
Avenue One PropCo	Private Equity		USD	2,409,949	2,488	(a) (b) (e)

Specialized Finance - 0.05%
Optio Invest	Private Equity		GBP	35,564	46	(b)
TDC LLP	8.000% 06/2049 Pref Equity	6/1/2049	GBP	213,606	269	(a) (b)
TDC LLP	Private Equity		GBP	9,880	12	(a) (b) (e)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $20,839)					$25,171
TOTAL INVESTMENTS (Cost $936,136) - 124.50%					$913,514
LIABILITIES EXCEEDING OTHER ASSETS, NET - (24.50%)					$(179,753)
NET ASSETS - 100.00%					$733,761

TL    Term loan.
DD    Delayed draw term loan.
1L    First lien.
2L    Second lien.
BBSW    Bank Bill Swap Rate as of April 30, 2024 was 4.31%.
BBSY    Bank Bill Swap Reference Bid Rate as of April 30, 2024 was 4.36%.
EURIBOR    Euro InterBank Offered Rate as of April 30, 2024 was 3.87%.
PRIME    U.S. Prime Rate as of April 30, 2024 was 8.50%.
SOFR    Secured Overnight Financing Rate as of April 30, 2024 was 5.32%.
SONIA    Sterling Overnight Index Average as of April 30, 2024 was 5.21%.
(a)Security considered restricted.
(b)Value determined using significant unobservable inputs.
(c)Zero coupon bond.
(d)Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)Non-income producing security.
(f)Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.
(g)Investment is an unfunded or partially funded commitment.
(h)Interest rates for certain variable rate securities are determined by the issuer, or agent, and are based on current market conditions, and these securities do not indicate a reference rate and spread in their description.
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Statement of Assets and Liabilities
As of April 30, 2024
(in thousands, except share and per share data)

Assets
Investments, at fair value (cost $936,136)	$913,514
Cash	57,271
Foreign currencies, at value (cost $8,372)	8,910
Receivable for investments sold	7,637
Dividends and interest receivable	11,158
Receivable for shares issued	3,873
Other assets	204
Total assets	1,002,567

Liabilities
Credit facility (net of deferred financing costs of $374)	240,889
Payable for investments purchased	18,721
Interest payable	757
Distribution payable	5,562
Investment advisory fees payable	865
Trustees’ fees payable	470
Distribution fees payable	172
Shareholder servicing fees payable	85
Other accrued expenses	1,285
Total liabilities	268,806

Commitments and Contingencies (Note 8)
Net assets	$733,761

Net Assets
Paid-in capital — (unlimited shares authorized — $0.001 par value)	$784,651
Accumulated deficit	(50,890)
Net assets	$733,761

Class D:
Net asset value	$1,862
Price per share (82,595 shares)	$22.54

Class I:
Net asset value	$265,897
Price per share (10,955,801 shares)	$24.27

Class T:
Net asset value	$33,725
Price per share (1,402,665 shares)	$24.04

Class U:
Net asset value	$432,277
Price per share (18,686,278 shares)	$23.13
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Statement of Operations
For the Six Months Ended April 30, 2024
(in thousands)

Investment income
Interest income	$44,966
Payment-in-kind interest income	1,781
Other income	1,167
Total investment income	47,914

Expenses
Interest expense	8,424
Investment advisory fees	6,041
Distribution fees	1,102
Shareholder servicing fees	554
Term loan fees	541
Legal fees	273
Pricing expense	261
Administration fees	177
Audit and tax fees	159
Transfer agent fees	146
Custodian fees	100
Trustees' fees	70
Shareholder reporting expense	33
Other expenses	470
Total expenses prior to expense limitation agreement	18,351

Expense limitation	(260)
Reimbursement of expense limitation	59
Net expenses	18,150

Net investment income	29,764

Realized and unrealized gains (losses)
Net realized losses on
Investments	(2,092)
Foreign currency transactions	(957)
Net realized losses	(3,049)
Net change in unrealized appreciation (depreciation) of
Investments	43,605
Foreign currency translation	1,127
Deferred Trustees’ fees	(37)
Net change in unrealized appreciation	44,695
Net realized and unrealized gains	41,646
Net increase in net assets resulting from operations	$71,410
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Statements of Changes in Net Assets
(in thousands)

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Increase (decrease) in net assets resulting from operations
Net investment income	$29,764	$48,515
Net realized losses	(3,049)	(21,085)
Net change in unrealized appreciation	44,695	47,957
Net increase in net assets resulting from operations	71,410	75,387

Distributions to shareholders
Class D	(96)	(238)
Class I	(11,274)	(20,114)
Class T	(1,206)	(2,066)
Class U	(16,979)	(26,253)
Total distributions to shareholders	(29,555)	(48,671)

Shareholder transactions (Note 7)
Class D
Subscriptions	—	—
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(921)	(839)
	(921)	(839)
Class I
Subscriptions	17,637	17,679
Shares issued in reinvestment of distributions	5,169	9,556
Shares redeemed	(4,654)	(23,327)
	18,152	3,908
Class T
Subscriptions	6,276	2,159
Shares issued in reinvestment of distributions	884	1,623
Shares redeemed	(396)	(4,510)
	6,764	(728)
Class U
Subscriptions	34,615	122,381
Shares issued in reinvestment of distributions	12,345	18,649
Shares redeemed	(17,476)	(36,108)
	29,484	104,922
Increase in net assets from shareholder transactions	53,479	107,263
Net increase in net assets	95,334	133,979
Net assets
Beginning of period	638,427	504,448
End of period	$733,761	$638,427
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Statement of Cash Flows
For the Six Months Ended April 30, 2024
(in thousands)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$71,410
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(268,394)
Proceeds from sales and repayments of investments	212,828
Net change in unrealized appreciation of investments	(43,605)
Net accretion of premiums and discounts	(4,911)
Net realized loss from investments	2,092
Payment-in-kind interest	(1,781)
Net change in unrealized appreciation on foreign currency translation	(1,127)
Net realized loss on investments (foreign currency related)	1,003
Amortization of deferred financing costs	156
Net change in unrealized depreciation on Deferred Trustees’ fees	37
Changes in assets and liabilities:
Increase in payable for investments purchased	12,153
Decrease in receivable for investments sold	4,642
Decrease in interest payable	(3,849)
Increase in dividends and interest receivable	(950)
Decrease in other accrued expenses	(468)
Decrease in investment advisory fees payable	(150)
Increase in Trustees’ fees payable	58
Increase in distribution fees payable	16
Increase in shareholder servicing fees payable	8
Increase in other assets	(2)
Net cash used in operating activities	(20,834)
Cash Flows from Financing Activities
Subscriptions for shares	56,976
Shares repurchased	(23,447)
Proceeds from credit facility	19,118
Distributions paid to shareholders	(10,160)
Deferred financing costs paid	(56)
Net cash provided by financing activities	42,431

Effect of exchange rate changes on cash	(73)
Net increase in cash	21,524

Cash
Beginning balance	44,657
Ending balance	$66,181

Supplemental disclosure of cash flow information and non-cash financing activities:
Reinvestment of distributions	$18,398
Cash paid for interest expense	$12,030
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022***

Class D
Per share operating performance(1)
Net asset value, beginning of period	$21.17	$20.09	$25.00
Income (loss) from investment operations
Net investment income	0.96	1.78	1.28
Net realized and unrealized gains (losses)	1.36	1.09	(4.66)
Total from investment operations	2.32	2.87	(3.38)

Distributions from
Net investment income	(0.95)	(1.79)	(1.50)
Realized gains	—	—	(0.03)
Total distributions	(0.95)	(1.79)	(1.53)
Net asset value, end of period	$22.54	$21.17	$20.09
Total return†(2)	11.13%	14.72%	(14.09)%

Ratios to average net assets**
Expenses, before reimbursement	5.06%	5.30%	3.60%
Expenses, after reimbursement	5.00%	5.10%	3.52%
Net investment income, before reimbursement	8.75%	8.31%	7.65%
Net investment income, after reimbursement	8.81%	8.51%	7.74%
Supplemental data
Net assets, end of period (000’s)	$1,862	$2,629	$3,313
Portfolio turnover rate*(2)	22%	39%	25%
(1)Per share calculations were performed using average shares.
(2)Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.
*Portfolio turnover is calculated on the basis of the Fund as a whole.
**Annualized.
***Period from the commencement of operations for Class D shares (January 31, 2022).
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020***
Class I
Per share operating performance(1)
Net asset value, beginning of period	$22.81	$21.66	$27.42	$26.08	$25.00
Income (loss) from investment operations
Net investment income	1.08	1.99	1.90	1.67	1.01
Net realized and unrealized gains (losses)	1.45	1.15	(5.52)	1.69	1.10
Total from investment operations	2.53	3.14	(3.62)	3.36	2.11

Distributions from
Net investment income	(1.07)	(1.99)	(2.11)	(1.66)	(1.03)
Realized gains	—	—	(0.03)	(0.36)	—
Total distributions	(1.07)	(1.99)	(2.14)	(2.02)	(1.03)
Net asset value, end of period	$24.27	$22.81	$21.66	$27.42	$26.08
Total return†(2)	11.17%	14.88%	(13.72)%	12.81%	8.71%

Ratios to average net assets**
Expenses, before reimbursement	4.81%	5.07%	3.14%	2.32%	3.84%
Expenses, after reimbursement	4.75%	4.86%	3.09%	2.02%	1.68%
Net investment income, before reimbursement	9.00%	8.55%	7.60%	5.73%	3.91%
Net investment income, after reimbursement	9.06%	8.77%	7.65%	6.03%	6.06%
Supplemental data
Net assets, end of period (000’s)	$265,897	$232,290	$216,971	$211,181	$106,962
Portfolio turnover rate*(2)	22%	39%	25%	78%	66%
(1)Per share calculations were performed using average shares.
(2)Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.
*Portfolio turnover is calculated on the basis of the Fund as a whole.
**Annualized.
***Period from the commencement of operations for Class I shares (February 28, 2020).
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020***
Class T
Per share operating performance(1)
Net asset value, beginning of period	$22.59	$21.46	$27.17	$25.83	$25.00
Income (loss) from investment operations
Net investment income	0.98	1.80	1.69	1.45	0.61
Net realized and unrealized gains (losses)	1.45	1.14	(5.47)	1.68	0.83
Total from investment operations	2.43	2.94	(3.78)	3.13	1.44

Distributions from
Net investment income	(0.98)	(1.81)	(1.90)	(1.43)	(0.61)
Realized gains	—	—	(0.03)	(0.36)	—
Total distributions	(0.98)	(1.81)	(1.93)	(1.79)	(0.61)
Net asset value, end of period	$24.04	$22.59	$21.46	$27.17	$25.83
Total return†(2)	10.78%	14.08%	(14.40)%	12.03%	6.65%

Ratios to average net assets**
Expenses, before reimbursement	5.56%	5.82%	3.86%	3.04%	3.54%
Expenses, after reimbursement	5.50%	5.61%	3.82%	2.78%	2.49%
Net investment income, before reimbursement	8.25%	7.81%	6.82%	5.00%	4.65%
Net investment income, after reimbursement	8.31%	8.02%	6.86%	5.27%	5.70%
Supplemental data
Net assets, end of period (000’s)	$33,725	$25,295	$24,724	$26,121	$8,243
Portfolio turnover rate*(2)	22%	39%	25%	78%	66%
(1)Per share calculations were performed using average shares.
(2)Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.
*Portfolio turnover is calculated on the basis of the Fund as a whole.
**Annualized.
***Period from the commencement of operations for Class T shares (June 1, 2020).
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020***
Class U
Per share operating performance(1)
Net asset value, beginning of period	$21.74	$20.65	$26.18	$25.00	$25.00
Income (loss) from investment operations
Net investment income	0.94	1.74	1.64	1.44	—
Net realized and unrealized gains (losses)	1.38	1.09	(5.27)	1.52	—
Total from investment operations	2.32	2.83	(3.63)	2.96	—

Distributions from
Net investment income	(0.93)	(1.74)	(1.87)	(1.42)	—
Realized gains	—	—	(0.03)	(0.36)	—
Total distributions	(0.93)	(1.74)	(1.90)	(1.78)	—
Net asset value, end of period	$23.13	$21.74	$20.65	$26.18	$25.00
Total return†(2)	10.75%	14.10%	(14.48)%	11.69%	0.00%

Ratios to average net assets**
Expenses, before reimbursement	5.56%	5.83%	3.92%	3.01%	0.00%
Expenses, after reimbursement	5.50%	5.62%	3.86%	2.87%	0.00%
Net investment income, before reimbursement	8.25%	7.80%	6.89%	5.29%	0.00%
Net investment income, after reimbursement	8.31%	8.01%	6.94%	5.43%	0.00%
Supplemental data
Net assets, end of period (000’s)	$432,277	$378,213	$259,440	$208,262	$7,421
Portfolio turnover rate*(2)	22%	39%	25%	78%	66%
(1)Per share calculations were performed using average shares.
(2)Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.
*Portfolio turnover is calculated on the basis of the Fund as a whole.
**Annualized.
***Period from the commencement of operations for Class U shares (September 1, 2020).
See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Notes to Financial Statements
1.    Organization
KKR Credit Opportunities Portfolio (the “Fund”) was organized on September 5, 2019 as a statutory trust under the laws of the State of Delaware. The Fund is a closed-end registered management investment company, which commenced operations on February 28, 2020 and continuously offers its shares and operates as an interval fund. The Fund seeks to provide attractive risk-adjusted returns and generate current income. The Fund is diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). KKR Credit Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”).
As of April 30, 2024, an affiliate of the Adviser owned 12.85% of the outstanding shares of the Fund.
2.    Summary of Significant Accounting Policies
Basis of Presentation — The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.
Valuation of Investments — The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investments Company Act of 1940 (the “Valuation Designee”). The Valuation Designee has primary responsibility for implementing the Fund’s valuation policies and procedures.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.
Assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:
Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
Level 3 — Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.
A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3.
Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjust to the point within the bid-ask range that meets the Fund’s best estimate of fair value.
Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available.
Investments are generally valued based on quotations from third party pricing services, unless such a quotation is unavailable or is determined to be unreliable or inadequately representing the fair value of the particular assets. In that case, valuations are based on either valuation data obtained from one or more other third party pricing sources, including broker dealers selected by the Adviser, or will reflect the Valuation Committee’s good faith determination of fair value based on other factors considered relevant. For assets classified as Level 3, valuations are based on various factors including financial and operating data of the company, company specific developments, market valuations of comparable companies and model projections.
The fair value of certain unfunded investments in delayed draw term loans and revolving lines of credit may at times be priced at less than par value resulting in a financial liability in the Schedule of Investments and are valued in accordance with ASC Topic 820, Fair Value Measurements. These values are temporary and the funding of the commitment will result in these investments valued as financial assets. The interest rates shown for unfunded commitments in the Schedule of Investments represents the commitment fee the fund earns on the undrawn amounts.
For the six months ended April 30, 2024, there were no significant changes to the Fund’s fair value methodologies.
Investment Transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the specific identified cost basis.
Cash and Cash Equivalents — Cash and cash equivalents includes cash on hand, cash held in banks and highly liquid investments with original maturities of three or fewer months. As of April 30, 2024, the Fund held no cash equivalents.
Foreign Currency Transactions — The books and records of the Fund are maintained in U.S. dollars. All investments denominated in foreign currency are converted to the U.S. dollar using prevailing exchange rates at the end of the reporting period. Income, expenses, gains and losses on investments denominated in foreign currency are converted to the U.S. dollar using the prevailing exchange rates on the dates when the transactions occurred.
The Fund bifurcates that portion of the results of operations resulting from changes in foreign exchange rates on investments and from the fluctuations arising from changes in market prices of securities held.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Distributions to Shareholders — Distributions are accrued and declared daily and paid monthly, and distributable net realized capital gains, if any, are declared and distributed at least annually.
Income Taxes — The Fund has elected to be treated and has qualified, and intends to continue to qualify in each taxable year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The Fund will not be subject to federal income tax to the extent the Fund satisfies the requirements under Section 851 of the Internal Revenue Code, including distributing all of its gross investment company taxable income and capital gains to its shareholders based on the Fund’s fiscal year end of October 31.
To avoid imposition of a 4.0% excise tax on undistributed income applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the year ended October 31) plus undistributed amounts, if any, from prior years.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50.0%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax years (2020-2023). However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities, ongoing analysis of and changes to tax laws, regulations and interpretations thereof.
As of April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any interest or penalties.
Repurchase Offers — The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 10.0% and no more than 25.0% of the Fund’s shares outstanding on the Repurchase Request Deadline (as defined below). There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 10.0% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).
3.    Risk Considerations
The Fund invests mainly in leveraged loans, high yield securities, collateralized loan obligations, common stocks not actively traded and preferred stocks. These investments may involve certain risks, including, but not limited to, those described below:
Global Economic and Market Conditions — The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, wars, supply chain disruptions, economic sanctions, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. For example, the conflict between Russia and Ukraine, the conflict between Hamas and Israel, rapid interest rate changes, heightened inflation, supply chain disruptions, geopolitical risks, economic sanctions and volatility in the banking and financial sectors have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the Fund’s operations and performance and the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Leverage Risk — Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value of the Fund’s shares and the Fund’s investment return will likely be more volatile.
Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Fund will fluctuate, which means that shareholders could lose money.
Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price and a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations.

Second Lien Risk — Investments in second lien loans and “last out” pieces of unitranche loans will be junior in priority to the first lien loans and “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that debt is secured does not guarantee that we will receive principal and interest payments according to the debt’s terms, or at all, or that we will be able to collect on the debt should it be forced to enforce its remedies.
Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.
Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower than market rates of interest, which could hurt the Fund’s yield or share price.
High Yield Risk — High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the Fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Investment Risk — The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates (the currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, the U.S. dollar will decline in value relative to the currency being hedged) or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
Issuer Risk — The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
4.    Agreements
Investment Advisory Agreement — The Adviser provides day-to-day portfolio management services to the Fund and has discretion to purchase and sell investments in accordance with the Fund’s objectives, policies, and restrictions. For the services it provides to the Fund, the Adviser receives an annual fee, payable monthly by the Fund, in an amount equal to 1.3% of the Fund’s average daily Managed Assets (the “Investment Advisory Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

During periods when the Fund is using leverage, the Investment Advisory Fee paid to the Adviser will be higher than if the Fund does not use leverage because the Investment Advisory Fee paid is calculated based on the Fund’s Managed Assets, which includes the assets purchased through leverage. During the six months ended April 30, 2024, the Adviser earned an Investment Advisory Fee of $6.0 million.
The Fund has entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation Agreement”) with the Adviser pursuant to which the Adviser will agree to waive its monthly fee and pay, absorb or reimburse some or all of the Fund’s “Specified Expenses” (as defined below), an “Expense Limitation Payment,” for each month during the Limitation Period (as defined below) to the extent necessary so that, for any fiscal year, the Fund’s Specified Expenses do not exceed 0.4% of the average daily value of the Fund’s net assets. “Specified Expenses” of the Fund means all expenses incurred in the business of the Fund, including organizational and operating expenses, with the exception of: (i) the Management Fee (as defined in the Fund’s prospectus), (ii) the Service Fee (as defined in the Fund’s prospectus), (iii) the Distribution Fee (as defined in the Fund’s prospectus), (iv) brokerage costs, (v) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of the Adviser). The “Limitation Period” commenced on February 28, 2020 with an extended term ending on February 28, 2025. The Fund will agree to repay these amounts (“Reimbursement Payment”) on a monthly basis, but only if and to the extent that Specified Expenses plus the Reimbursement Payment are less than 0.4% of the average daily value of the Fund’s net assets during the fiscal year (or, if a lower expense limit is then in effect, such lower limit). The Fund’s obligation to make Reimbursement Payments expires 36 months from the month in which such fees are foregone or expense is incurred by the Adviser.
The Expense Limitation Agreement terminates at the end of the Limitation Period, but may be renewed by the mutual agreement of the Adviser and the Fund for successive terms.
As of April 30, 2024, the amount of Expense Limitation Payments since the inception of the Fund provided by the Adviser was $4.2 million and the Reimbursement Payments to the Adviser was $0.4 million. The Fund’s management believes that Reimbursement Payments of the remaining Expense Limitation Payments were not probable as of April 30, 2024.
The following table reflects the Expense Limitation Payments that may become subject to reimbursement (in thousands):

For the period ended	Amount of Expense Limitation Payment	Eligible for Reimbursement Payment through

October 31, 2021	$276	October 31, 2024
October 31, 2022	467	October 31, 2025
October 31, 2023	1,239	October 31, 2026
April 30, 2024	260	April 30, 2027
	$2,242
Distributor — KKR Capital Markets LLC (the “Distributor”), an affiliate of the Adviser, is the principal underwriter and distributor of the shares and serves in that capacity on a best effort basis, subject to various conditions. Shares will be offered through other brokers, dealers and other financial intermediaries (referred to as “selling agents”) that have entered into selling agreements with the Distributor. Selling agents typically receive the sales load with respect to Class T shares and Class PT shares purchased by their clients. The Distributor does not retain any portion of the sales load. Class T shares and Class PT shares are sold subject to a maximum sales load of up to 2.0% and 3.0% of the offering price, respectively. However, purchases of Class T shares and Class PT shares may be eligible for a sales load discount. The selling agents may, in their sole discretion, reduce or waive the sales load on a non-scheduled basis in individual cases. Class D shares, Class I shares, Class U shares, and Class PI shares are not subject to a sales load; however, investors could be required to pay brokerage commissions on purchases and sales of Class D shares, Class I shares, Class U shares, and Class PI shares to their selling agents.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

The Fund pays the Distributor an ongoing fee (the “Shareholder Servicing Fee”) that is calculated and accrued monthly at an annualized rate of 0.25% of the net assets of the Fund attributable to Class D shares, Class T shares, Class U shares, and Class PT shares. The Shareholder Servicing Fee is for personal services provided to Shareholders and/or the maintenance of Shareholder accounts services and to reimburse the Distributor for related expenses incurred. The Distributor will generally pay all or a portion of the Shareholder Servicing Fee to the selling agents that sell Class D shares, Class T shares, Class U shares, and Class PT shares. During the six months ended April 30, 2024, the Fund incurred Shareholder Servicing Fees of $2.8 thousand, $36.5 thousand, and $514.8 thousand for Class D, Class T, and Class U, respectively.
In addition, the Fund pays the Distributor an ongoing distribution fee (the “Distribution Fee”) that is calculated and accrued monthly at an annualized rate of 0.5% of the net assets of the Fund attributable to Class T shares, Class U shares, and Class PT shares. The Distribution Fee is for the sale and marketing of the Class T shares, Class U shares, and Class PT shares, and to reimburse the Distributor for related expenses incurred. The Distributor will generally pay all or a portion of the Distribution Fee to the selling agents that sell Class T shares, Class U shares, and Class PT shares. During the six months ended April 30, 2024, the Fund incurred distribution fees of $72.9 thousand and $1.0 million for Class T shares and Class U shares, respectively.
Payment of the Distribution Fee and the Shareholder Servicing Fee is governed by the Fund’s Distribution and Service Plan. Class I shares and Class PI shares do not incur a Shareholder Servicing Fee or Distribution Fee, and Class D shares do not incur a Distribution Fee.

As of April 30, 2024, Class PI shares and Class PT shares have not commenced operations.
Administrator, Custodian and Transfer Agent — U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services.
U.S. Bank N.A. (the “Custodian”) serves as the Fund’s custodian pursuant to a custody agreement. The Custodian is an affiliate of Fund Services.
Fund Services serves as the Fund’s transfer agent pursuant to a transfer agency agreement.
Deferred Trustees’ Compensation — The Fund has a Deferred Trustees’ Compensation plan (the “Plan”) that allows the Independent Trustees to defer compensation to a future payment period. The compensation is invested in shares of the Fund. The value of a participating Independent Trustee’s deferral account is based on the shares of deferred amounts as designated by the participating Independent Trustees. Changes in the value of the Independent Trustees’ deferral account are included in the Statement of Operations. The accrued obligations under the Plan, including unrealized appreciation (depreciation), are included on the Statement of Assets and Liabilities.
Other — Certain officers of the Fund are also officers of the Adviser. Such officers are not paid by the Fund for serving as officers of the Fund.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

5.    Fair Value
The following table presents information about the Fund’s assets measured at fair value on a recurring basis as of April 30, 2024, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (in thousands):

Investments in securities	Level 1	Level 2	Level 3	Total

Leveraged Loans	$—	$269,894	$158,564	$428,458
High Yield Securities	—	372,910	10,254	383,164
Asset Backed Securities	—	—	76,721	76,721
Equity & Other Investments	—	4	25,167	25,171
Total investments in securities	$—	$642,808	$270,706	$913,514
The following are the details of the restricted securities of the Fund (in thousands, except share amounts):

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Leveraged Loans
3Pillar Global Inc	TL 1L 11/21	1,912	$1,909	$1,912	11/23/2021	0.26%
3Pillar Global Inc	TL 1L DD 11/21	615	615	615	11/23/2021	0.08%
48Forty Solutions LLC	TL 1L 02/22	4,466	4,412	4,224	2/11/2022	0.58%
48Forty Solutions LLC	TL 1L 03/22	3,117	3,098	2,948	3/11/2022	0.40%
Aareon AG	TL 1L 08/23	297	315	313	8/18/2023	0.04%
Aareon AG	TL 1L DD CAR 08/23	74	79	78	8/18/2023	0.01%
Accuride Corp	TL 1L B 07/23	7,599	7,527	5,962	4/27/2023	0.81%
Affordable Care Inc	TL 1L 08/21 PIK	1,576	1,560	1,576	8/2/2021	0.21%
Affordable Care Inc	TL 1L DD 08/21	283	283	283	8/2/2021	0.04%
Affordable Care Inc	TL 1L DD 08/23	313	155	155	7/7/2023	0.02%
Alera Group Intermediate Holdings Inc	TL 1L 09/21	647	640	649	9/30/2021	0.09%
Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	184	183	184	9/30/2021	0.03%
Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	532	531	533	12/16/2021	0.07%
American Vision Partners	TL 1L 09/21	1,881	1,862	1,832	9/30/2021	0.25%
American Vision Partners	TL 1L DD 09/21	777	774	757	9/30/2021	0.10%
Amerivet Partners Management Inc	TL 1L 02/22	1,149	1,133	1,147	2/25/2022	0.16%
Amerivet Partners Management Inc	TL 1L DD 02/22	70	70	70	2/25/2022	0.01%
Amerivet Partners Management Inc	TL 1L DD 11/22	533	533	531	9/29/2023	0.07%
Apex Service Partners LLC	TL 1L 10/23	300	297	304	10/24/2023	0.04%
Apex Service Partners LLC	TL 1L DD 10/23	77	51	52	10/24/2023	0.01%
Apex Service Partners LLC	TL Unsec 10/23 PIK	69	67	67	10/24/2023	0.01%
Apex Service Partners LLC	TL Unsec DD 10/23 PIK	33	33	33	10/24/2023	0.00%
Arcfield Acquisition Corp	TL 1L 03/22	974	965	993	3/10/2022	0.14%
Ardonagh Group Ltd/The	TL 1L B1 02/24	267	263	264	2/28/2024	0.04%
Ardonagh Group Ltd/The	TL 1L DD B2 02/24	25	—	—	2/28/2024	0.00%
Astound Broadband (RCN/Radiate)	TL 1L B 10/21	10,001	8,558	8,086	6/29/2023	1.10%
Avenue One PropCo	TL Unsec DD 03/24	7,230	7,230	7,230	3/15/2024	0.99%
BDO USA PA	TL 1L 08/23	146	144	148	8/31/2023	0.02%
Belk Inc	TL 1L 02/21	53	61	49	2/24/2021	0.01%
Belk Inc	TL 1L EXIT 02/21 PIK Toggle	990	630	214	2/24/2021	0.03%
CFC Underwriting Ltd	TL 1L B 05/22	5,343	5,237	5,343	5/16/2022	0.73%
CFC Underwriting Ltd	TL 1L DD 05/22	631	—	—	5/16/2022	0.00%
Circana Group (f.k.a. NPD Group)	TL 1L 08/22	981	981	996	8/1/2022	0.14%
Civica Group Ltd	TL 1L 08/23	12	8	8	8/29/2023	0.00%

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Civica Group Ltd	TL 1L 08/23	222	$273	$275	8/30/2023	0.04%
Civica Group Ltd	TL 1L DD 08/23	94	116	38	8/30/2023	0.01%
Clarience Technologies LLC	TL 1L 02/24	419	415	416	2/13/2024	0.06%
Clarience Technologies LLC	TL 1L DD 02/24	45	—	—	2/13/2024	0.00%
CommScope Inc	TL 1L B2 01/19	2,382	2,118	2,106	3/1/2024	0.29%
Community Brands Inc	TL 1L 02/22	1,010	995	1,009	2/24/2022	0.14%
CSafe Global	TL 1L 03/24	49	63	61	3/8/2024	0.01%
CSafe Global	TL 1L 03/24	349	349	350	3/8/2024	0.05%
CSafe Global	TL 1L DD 03/24	15	15	—	3/8/2024	0.00%
Dechra Pharmaceuticals Ltd	TL 1L B1 01/24	191	187	190	10/31/2023	0.03%
Dechra Pharmaceuticals Ltd	TL 1L B2 01/24	173	179	183	10/31/2023	0.02%
Dechra Pharmaceuticals Ltd	TL 1L DD 01/24	42	—	—	10/31/2023	0.00%
Dechra Pharmaceuticals Ltd	TL 1L DD 01/24	46	—	—	10/31/2023	0.00%
DOXA Insurance Holdings LLC	TL 1L 12/23	48	48	48	12/20/2023	0.01%
DOXA Insurance Holdings LLC	TL 1L DD 12/23	46	19	19	12/20/2023	0.00%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	20,741	20,455	19,868	3/31/2021	2.71%
Drive DeVilbiss Healthcare LLC	TL 1L 09/22 PIK	2,944	2,944	2,944	9/26/2022	0.40%
Encora Digital LLC	TL 1L 12/21 PIK Toggle	1,652	1,626	1,652	12/20/2021	0.23%
Encora Digital LLC	TL 1L 12/21 PIK	531	521	516	12/20/2021	0.07%
Encora Digital LLC	TL 1L DD 12/21	398	398	398	12/20/2021	0.05%
Envirotainer Ltd	TL 1L B1 07/22	4,740	4,748	4,996	7/29/2022	0.68%
Envirotainer Ltd	TL 1L B2 07/22	2,412	2,363	2,383	7/29/2022	0.32%
Envirotainer Ltd	TL 1L DD 07/22	865	—	(11)	7/29/2022	0.00%
Excelitas Technologies Corp	TL 1L 08/22	3,442	3,414	3,477	8/11/2022	0.47%
Excelitas Technologies Corp	TL 1L 08/22	595	608	641	8/11/2022	0.09%
Excelitas Technologies Corp	TL 1L DD 08/22	117	117	1	8/11/2022	0.00%
Follett Software Co	TL 1L 08/21	1,515	1,500	1,515	8/31/2021	0.21%
Foresight Energy LLC	TL 1L A 06/20	120	120	120	6/30/2020	0.02%
Foundation Risk Partners Corp	TL 1L 03/22	823	814	823	4/14/2022	0.11%
Foundation Risk Partners Corp	TL 1L 10/21	1,316	1,296	1,316	10/29/2021	0.18%
Foundation Risk Partners Corp	TL 1L DD 03/22	3,327	3,321	3,327	4/14/2022	0.45%
Foundation Risk Partners Corp	TL 1L DD 10/21	286	284	286	10/29/2021	0.04%
Galway Partners Holdings LLC	TL 1L 09/21	2,871	2,838	2,871	9/30/2021	0.39%
Granicus Inc	TL 1L 01/24	162	161	162	1/17/2024	0.02%
Granicus Inc	TL 1L DD 01/24	24	—	—	1/17/2024	0.00%
Heritage Environmental Services Inc	TL 1L 01/24	167	166	167	1/31/2024	0.02%
Highgate Hotels Inc	TL 1L 11/23	106	105	106	11/3/2023	0.01%
Insight Global LLC	TL 1L 02/22	1,030	1,025	1,030	2/28/2022	0.14%
Insight Global LLC	TL 1L 09/21	5,320	5,261	5,320	9/22/2021	0.73%
Integrated Power Services LLC	TL 2L 02/24	483	476	477	3/20/2024	0.07%
Integrity Marketing Group LLC	TL 1L DD 08/23	2,894	2,894	2,894	12/3/2021	0.39%
Integrity Marketing Group LLC	TL 1L DD 08/23	5,506	5,505	5,506	6/21/2022	0.75%
Laboratoires Vivacy SAS	TL 1L B 03/23	781	807	825	3/20/2023	0.11%
Laboratoires Vivacy SAS	TL 1L DD 03/23	63	65	10	3/20/2023	0.00%
Lazer Logistics Inc	TL 1L 11/23	4	4	4	11/6/2023	0.00%
Lazer Logistics Inc	TL 1L B 05/23	197	195	199	5/4/2023	0.03%
Lazer Logistics Inc	TL 1L DD 05/23	30	30	30	5/4/2023	0.00%
Lazer Logistics Inc	TL 1L DD 11/23	18	7	7	11/6/2023	0.00%
Magna Legal Services LLC	TL 1L 11/22	229	226	233	11/22/2022	0.03%
Magna Legal Services LLC	TL 1L DD 11/22	64	64	65	11/22/2022	0.01%
Magna Legal Services LLC	TL 1L DD 12/23	13	12	2	12/22/2023	0.00%
MB2 Dental Solutions LLC	TL 1L 02/24	306	303	304	2/13/2024	0.04%

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

MB2 Dental Solutions LLC	TL 1L DD 1 02/24	106	$—	$(1)	2/13/2024	0.00%
MB2 Dental Solutions LLC	TL 1L DD 2 02/24	64	—	—	2/13/2024	0.00%
Med-Metrix	TL 1L 09/21	1,239	1,226	1,239	9/15/2021	0.17%
Med-Metrix	TL 1L DD 09/21	630	398	398	9/15/2021	0.05%
Novotech Pty Ltd	TL 1L B1 07/23	1,089	1,115	1,089	1/14/2022	0.15%
Novotech Pty Ltd	TL 1L B2 01/22	1,145	1,139	1,145	1/14/2022	0.16%
Novotech Pty Ltd	TL 1L DD 01/22	266	—	—	1/14/2022	0.00%
OEConnection LLC	TL 1L 04/24	185	184	184	4/22/2024	0.03%
OEConnection LLC	TL 1L DD 04/24	32	—	—	4/22/2024	0.00%
Opendoor Labs Inc	TL 2L DD 10/21	1,466	1,466	1,426	10/1/2021	0.19%
Oxford Global Resources LLC	TL 1L 06/22	6,528	6,426	6,528	6/17/2022	0.89%
Oxford Global Resources LLC	TL 1L 08/21	1,457	1,442	1,457	8/17/2021	0.20%
Oxford Global Resources LLC	TL 1L DD 08/21	122	122	122	8/17/2021	0.02%
PartsSource Inc	TL 1L 10/21	1,306	1,287	1,306	10/18/2021	0.18%
PartsSource Inc	TL 1L DD 08/21	96	96	96	10/18/2021	0.01%
PartsSource Inc	TL 1L DD 10/23	368	—	17	3/28/2024	0.00%
Pretium Partners LLC P2	TL 1L 12/21	3,271	3,193	3,205	12/16/2021	0.44%
Radwell International LLC/PA	TL 1L 04/22	24	24	24	8/16/2022	0.00%
Radwell International LLC/PA	TL 1L 12/22	897	897	901	12/1/2022	0.12%
Rockefeller Capital Management LP	TL 1L 04/24	171	169	169	4/4/2024	0.02%
SAMBA Safety Inc	TL 1L 09/21	563	558	563	9/1/2021	0.08%
SavATree LLC	TL 1L 10/21	985	979	985	10/12/2021	0.13%
Shaw Development LLC	TL 1L 10/23	149	147	151	10/30/2023	0.02%
Shaw Development LLC	TL 1L DD 10/23	18	18	—	10/30/2023	0.00%
SIRVA Worldwide Inc	TL 1L 03/24	129	117	123	3/11/2024	0.02%
SIRVA Worldwide Inc	TL 1L 07/18	1,560	1,499	1,129	7/31/2018	0.15%
SIRVA Worldwide Inc	TL 1L DD 03/24	134	134	65	3/6/2024	0.01%
SIRVA Worldwide Inc	TL 2L 07/18	61	58	32	7/31/2018	0.00%
SitusAMC Holdings Corp	TL 1L 12/21	2,078	2,057	2,078	12/22/2021	0.28%
Spotless Brands LLC	TL 1L 02/23	154	152	157	2/16/2023	0.02%
Spotless Brands LLC	TL 1L DD 02/23	235	232	126	2/16/2023	0.02%
Time Manufacturing Co	TL 1L 06/22	370	391	374	6/24/2022	0.05%
Time Manufacturing Co	TL 1L 12/21	917	903	868	12/1/2021	0.12%
Time Manufacturing Co	TL 1L 12/21	591	658	597	12/1/2021	0.08%
Trescal SA	TL 1L B1 05/23	197	213	206	5/3/2023	0.03%
Trescal SA	TL 1L B2 04/23	216	210	211	4/28/2023	0.03%
Trescal SA	TL 1L DD 05/23	114	123	52	5/3/2023	0.01%
Zeus Industrial Products Inc	TL 1L 02/24	261	259	259	2/28/2024	0.04%
Zeus Industrial Products Inc	TL 1L DD 02/24	48	—	—	2/28/2024	0.00%
Revolver
3Pillar Global Inc	Revolver 1L 11/21	186	31	31	11/23/2021	0.00%
48Forty Solutions LLC	Revolver 1L 03/22	610	427	394	3/11/2022	0.05%
Affordable Care Inc	Revolver 1L 08/21	177	177	27	8/2/2021	0.00%
American Vision Partners	Revolver 1L 09/21	158	57	53	9/30/2021	0.01%
Amerivet Partners Management Inc	Revolver 1L 02/22	197	—	—	2/25/2022	0.00%
Apex Service Partners LLC	Revolver 1L 10/23	26	10	10	10/24/2023	0.00%
Arcfield Acquisition Corp	Revolver 1L 03/22	144	—	—	3/10/2022	0.00%
Circana Group (f.k.a. NPD Group)	Revolver 1L 08/22	51	32	32	8/1/2022	0.00%
Clarience Technologies LLC	Revolver 1L 02/24	45	45	1	2/13/2024	0.00%
Community Brands Inc	Revolver 1L 02/22	61	—	—	2/24/2022	0.00%
CSafe Global	Revolver 1L 03/24	36	—	—	3/8/2024	0.00%
DOXA Insurance Holdings LLC	Revolver 1L 12/23	10	—	—	12/20/2023	0.00%

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Excelitas Technologies Corp	Revolver 1L 08/22	352	$49	$49	8/11/2022	0.01%
Follett Software Co	Revolver 1L 08/21	136	—	—	8/31/2021	0.00%
Foundation Risk Partners Corp	Revolver 1L 10/21	142	—	—	10/29/2021	0.00%
Galway Partners Holdings LLC	Revolver 1L 09/21	205	19	19	9/30/2021	0.00%
Granicus Inc	Revolver 1L 01/24	23	1	1	1/17/2024	0.00%
Heritage Environmental Services Inc	Revolver 1L 01/24	23	—	—	1/31/2024	0.00%
Highgate Hotels Inc	Revolver 1L 11/23	13	13	5	11/3/2023	0.00%
Insight Global LLC	Revolver 1L 09/21	428	48	48	9/22/2021	0.01%
Lazer Logistics Inc	Revolver 1L 05/23	24	3	3	5/4/2023	0.00%
Magna Legal Services LLC	Revolver 1L 11/22	27	—	—	11/22/2022	0.00%
MB2 Dental Solutions LLC	Revolver 1L 02/24	21	—	—	2/13/2024	0.00%
Med-Metrix	Revolver 1L 09/21	159	—	—	9/15/2021	0.00%
OEConnection LLC	Revolver 1L 04/24	20	—	—	4/22/2024	0.00%
Oxford Global Resources LLC	Revolver 1L 08/21	129	—	—	8/17/2021	0.00%
PartsSource Inc	Revolver 1L 10/21	87	46	46	10/18/2021	0.01%
Radwell International LLC/PA	Revolver 1L 04/22	68	6	6	12/1/2022	0.00%
SAMBA Safety Inc	Revolver 1L 09/21	42	3	3	9/1/2021	0.00%
SavATree LLC	Revolver 1L 10/21	129	—	—	10/12/2021	0.00%
Time Manufacturing Co	Revolver 1L 12/21	154	120	112	12/1/2021	0.02%
Zeus Industrial Products Inc	Revolver 1L 02/24	36	—	—	2/28/2024	0.00%
High Yield
Astound Broadband (RCN/Radiate)	6.500% 09/2028	6,272	6,148	2,628	1/25/2022	0.36%
Cision Ltd	9.500% 02/2028	10,042	10,042	4,839	11/8/2021	0.66%
CommScope Inc	6.000% 03/2026	2,364	2,091	2,116	10/30/2023	0.29%
CommScope Inc	6.000% 06/2025	6,350	6,150	5,024	2/28/2020	0.68%
Ultra Electronics Holdings Ltd	7.25% 01/2030	2,162	2,109	2,135	8/4/2022	0.29%
Ultra Electronics Holdings Ltd	9.0% PIK 01/2031	2,439	2,381	2,378	8/4/2022	0.32%
Unifrax I LLC / Unifrax Holding Co	5.250% 09/2028	3,573	3,573	2,157	9/15/2021	0.29%
Unifrax I LLC / Unifrax Holding Co	7.500% 09/2029	1,509	1,509	775	9/15/2021	0.11%
Equity & Other Investments
Affordable Care Inc	11.750% 12/2069 PIK Pref Equity	677,000	664	691	8/2/2021	0.09%
Altitude II	Private Equity	349,047	349	360	12/15/2022	0.05%
American Vision Partners	Private Equity	53,939	55	35	9/30/2021	0.00%
Amerivet Partners Management Inc	11.500% 12/2059	298	289	211	2/25/2022	0.03%
Avenue One PropCo	Private Equity	2,409,949	2,410	2,488	4/4/2022	0.34%
Foresight Energy LLC	Common Stock	17,979	205	297	6/30/2020	0.04%
Magna Legal Services LLC	Common Stock	618	62	69	11/22/2022	0.01%
Med-Metrix	8.000% 12/2050 PIK Pref Equity	597	30	30	9/15/2021	0.00%
Med-Metrix	Common Stock	597	30	75	9/15/2021	0.01%
Pretium Partners LLC P2	Private Equity	1,635,306	1,603	1,803	12/16/2021	0.25%
Pure Gym Ltd	Private Equity	1,416,469	1,925	2,186	1/28/2022	0.30%
SunPower Financial	Private Equity	36,006	36	43	6/7/2023	0.01%
TDC LLP	8.000% 06/2049 Pref Equity	213,606	260	269	4/24/2023	0.04%
TDC LLP	Private Equity	9,880	12	12	6/29/2023	0.00%
Ultra Electronics Holdings Ltd	Private Equity	43,729	—	81	9/8/2022	0.01%
Ultra Electronics Holdings Ltd	Private Equity	15,618,015	156	287	8/2/2022	0.04%
Yak Access LLC	Common Stock	11,000	—	4	3/10/2023	0.00%
			$190,722	$175,829
(1)Refer to the Schedule of Investments for more details on securities listed.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value (in thousands):

	Leveraged Loans	High Yield Securities	Asset Backed Securities	Equity & Other Investments

Balances as of October 31, 2023	$169,983	$11,394	$50,009	$34,768
Transfer out of Level 3 (1)	(2,679)	—	—	—
Purchases	16,875	166	27,951	3,824
Sales and paydowns	(27,740)	(783)	(3,822)	(14,795)
Accretion of discounts	99	8	67	—
Net change in appreciation (depreciation)	1,487	(531)	2,596	833
Net realized gains (losses)	539	—	(80)	537
Balances as of April 30, 2024	$158,564	$10,254	$76,721	$25,167
Net change in appreciation (depreciation) on investments held at April 30, 2024	$1,482	$(531)	$2,461	$1,400
(1) Transferred from Level 3 to Level 2 because observable market data became available for the securities.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2024:

Financial Asset	Fair Value (in thousands)	Valuation Technique(1)	Unobservable Inputs(2)	Range (Weighted Average)(3)	Impact to Valuation from an Increase in Input
Leveraged Loans	$158,564	Market Comparables	LTM EBITDA	12.0x	Increase
			FWD EBITDA	10.0x	Increase
		Yield Analysis	Yield	8.8% - 16.4% (11.2%)	Decrease
			Discount Margin	0.4% - 4.8% (1.7%)	Decrease
			EBITDA Multiple	2.0x - 28.0x (14.9x)	Increase
Asset Backed Securities	$76,721	Yield Analysis	Discount Margin	1.0% - 7.5% (5.8%)	Decrease
		Discounted Cash Flows	Probability of default	2%	Decrease
			Constant prepayment rate (4)	20%	Increase
Equity & Other Investments	$25,167	Market Comparables	LTM EBITDA	2.0x - 15.3x (10.6x)	Increase
			FWD EBITDA	2.3x	Increase
			WACC	9.8% - 38.9% (11.0%)	Decrease
		Discounted Cash Flows	Yield	11.4% - 20.0% (12.7%)	Decrease
		Yield Analysis	Discount Margin	1.8%	Decrease
			EBITDA Multiple	15.5x - 22.0x (16.3x)	Increase
High Yield Securities	$10,254	Yield Analysis	Yield	8.0% - 25.0% (19.0%)	Decrease
			Discount Margin	0.5%	Decrease
			EBITDA Multiple	9.9x - 15.0x (11.9x)	Increase
		Black–Scholes Model	Risk-free rate	4.7%	Decrease
			Volatility	22.5% - 27.5%	Increase
(1)For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0.0%-100.0%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100.0% weighting to a single methodology.
(2)The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.
(3)Weighted average amounts are based on the estimated fair values.
(4)An increase in the constant prepayment rate would decrease the fair value of a security trading above par and increase the fair value of a security trading below par.
6.    Investment Transactions
The cost of investments purchased and the proceeds from the sale of investments, other than short-term investments, for the six months ended April 30, 2024 were as follows (in thousands):

Purchases	$268,394
Sales	$212,828
There were no purchases or sales of U.S. Government securities.
7.    Shareholder Transactions
As a fundamental policy, which may not be changed without shareholder approval, the Fund offers shareholders the opportunity to request the repurchase of their shares on a quarterly basis. The Fund is required to offer to repurchase no less than 10.0% of its outstanding shares with each repurchase offer and under normal market conditions, the Board expects to authorize a 10.0% offer (“Repurchase Offer”). The Fund may not offer to repurchase more than 25.0% of its outstanding shares during any offer. Quarterly repurchases will occur in the months of January, April, July and October.
The time and dates by which Repurchase Offers must be received in good order (“Repurchase Request Deadline”) are generally 4:00 p.m. Eastern time on the first Friday of the month in which the repurchase occurs. The repurchase price will be the Fund’s NAV determined on the repurchase pricing date, which will be a date not more than 14 calendar days following the Repurchase Request Deadline (“Repurchase Pricing Date”). Payment for all shares repurchased pursuant to these offers will be made no later than seven calendar days after the Repurchase Pricing Date (“Repurchase Payment Deadline”). Under normal circumstances, it is expected that the Repurchase Request Deadline will be the same date as the Repurchase Pricing Date. If the tendered shares have been purchased immediately prior to the tender, the Fund will not release repurchase proceeds until payment for the tendered shares has settled.
If more shares are tendered for repurchase than the Fund has offered to repurchase, the Board may, but is not obligated to, increase the number of shares to be repurchased by up to 2.0% of the shares outstanding on the Repurchase Request Deadline. If there are still more shares tendered than are offered for repurchase, shares will be repurchased on a pro rata basis.
During the six months ended April 30, 2024, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase no less than 10.0% of the number of its outstanding shares as of the Repurchase Pricing Dates. The result of the repurchase offers were as follows:

Repurchase Request Deadline	Percentage of Outstanding Share the Fund Offered to Repurchase(1)	Repurchase Pricing Date	Pricing Date NAV	Amount Repurchased (in thousands)	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Repurchased

1/12/2024	10%	1/12/2024	$23.17	$8,477	370,887	1.2%
4/12/2024	10%	4/12/2024	$23.70	$14,970	636,339	2.0%
(1)If total repurchase request exceeds 10.0% of the Fund’s outstanding shares, the Fund may increase the number of shares that it is offering to repurchase by up to an additional 2.0% of its total outstanding shares.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Transactions to the Fund’s shares were as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold
Class D	—	$—	—	$—
Class I	730,621	17,637	774,295	17,679
Class T	262,290	6,276	94,977	2,159
Class U	1,515,150	34,615	5,630,395	122,381
Reinvested Dividends
Class D	—	—	—	—
Class I	217,121	5,169	423,009	9,556
Class T	37,442	884	72,481	1,623
Class U	544,057	12,345	863,295	18,649
Shares Redeemed
Class D	(41,570)	(921)	(40,680)	(839)
Class I	(191,851)	(4,654)	(1,027,053)	(23,327)
Class T	(16,576)	(396)	(200,082)	(4,510)
Class U	(757,229)	(17,476)	(1,657,908)	(36,108)
Net Increase in Net Assets	2,299,455	$53,479	4,932,729	$107,263
8.    Commitments and Contingencies
The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. The Fund will maintain sufficient liquidity to fund these commitments at the borrower’s discretion. As of April 30, 2024, total unfunded commitments on these credit agreements were $9.7 million.
Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, management expects the risk of loss to be remote.
9.    Federal Income Taxes
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income and net realized losses on investment transactions for a reporting period may differ significantly from distributions during such period. These book to tax differences may be temporary or permanent in nature.

As of October 31, 2023, the Fund’s most recent fiscal year end, the permanent differences reclassified (to)/from Accumulated Deficit and Paid-in Capital were not material to the Fund’s financial statements.

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

The tax character of distributions declared for the year ended October 31, 2023 and the six months ended April 30, 2024 were as follows (in thousands):

	Ordinary Income	Total

October 31, 2023	$48,671	$48,671
April 30, 2024*	29,555	29,555
*The final tax character of any distribution declared during 2024 will be determined in January 2025 and reported to shareholders on IRS Form 1099-Div in accordance with federal income tax regulations.
As of October 31, 2023, the Fund’s most recent fiscal year end, the components of accumulated losses on a tax basis for the Fund are as follows (in thousands):

Undistributed Ordinary Income	Net Unrealized Depreciation	Other Temporary Differences	Total Accumulated Losses

$4,574	$(63,785)	$(33,533)	$(92,744)
Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of October 31, 2023, the Fund had non-expiring capital loss carry-forwards of $28.6 million.

As of October 31, 2023, the Fund’s most recent fiscal year end, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fund are as follows (in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation

$882,762	$11,468	$(75,253)	$(63,785)
10.     Borrowings
Credit facility: On July 13, 2023, the Fund entered into a multi-currency credit facility agreement (the “BNP Credit Facility”) with BNP Paribas SA to borrow up to $300.0 million, with options to increase the commitment in $5.0 million increments. Borrowings accrue interest based on the Secured Overnight Financing Rate, or at a rate applicable to each currency’s borrowings, plus a spread of 1.95%. Commitment fees accrue daily at a rate of 0.35% or 0.65%, depending on the utilization levels. The BNP Credit Facility contains certain covenants that require the maintenance of ratios throughout the borrowing period. As of April 30, 2024, the Fund is in compliance with these covenants.The initial term of the BNP Credit Facility ends on July 13, 2025, with an option to extend the term. The fair value of the BNP Credit Facility approximates its carrying value due to variable interest rates that periodically reset to market rates. This fair value was determined using Level 2 inputs in the fair value hierarchy.
The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread), and average borrowings for the BNP Credit Facility during the six months ended April 30, 2024 were as follows (in thousands):

Stated interest expense	$8,156
Unused commitment fees	112
Amortization of deferred financing costs	156
Total interest expense	$8,424
Weighted average interest rate	6.92%
Average borrowings	$236,912

Credit Opportunities Portfolio	April 30, 2024 (Unaudited)

Reverse Repurchase Agreements: On May 25, 2022, the Fund executed a Master Repurchase Agreement (“MRA”) with J.P. Morgan Securities LLC (“JPM”) as the counterparty to the agreement. In this reverse repurchase agreement, the Fund delivers a security in exchange for cash to JPM with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive the principal and interest payments, if any, made on the security delivered to JPM during the term of the agreement.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.
As of April 30, 2024, the Fund had no reverse repurchase agreements outstanding under the MRA.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) Not applicable for semi-annual report.

(a)(4) Not applicable for semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Credit Opportunities Portfolio

By /s/ Rudy Pimentel
Rudy Pimentel, President

Date June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Rudy Pimentel
Rudy Pimentel, President

Date June 21, 2024

By /s/ Thomas Murphy
Thomas Murphy, Treasurer, Chief Accounting
Officer & Chief Financial Officer

Date June 21, 2024